AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 21, 2001

                                                              FILE NOS. 33-73832
                                                                        811-8268

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         POST-EFFECTIVE AMENDMENT NO. 18

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 23

                                 FIRSTHAND FUNDS
               (Exact name of Registrant as Specified in Charter)

            125 SOUTH MARKET, SUITE 1200, SAN JOSE, CALIFORNIA 95113
                    (Address of Principal Executive Offices)

                                 (408) 294-2200
               Registrant's Telephone Number, including Area Code

                                 KEVIN M. LANDIS
                       FIRSTHAND CAPITAL MANAGEMENT, INC.
            125 SOUTH MARKET, SUITE 1200, SAN JOSE, CALIFORNIA 95113
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                 KELVIN K. LEUNG
                       FIRSTHAND CAPITAL MANAGEMENT, INC.
            125 SOUTH MARKET, SUITE 1200, SAN JOSE, CALIFORNIA 95113

                                  HEIDI HOEFLER
                       STATE STREET BANK AND TRUST COMPANY
                 ONE FEDERAL STREET, 9TH FLOOR, BOSTON, MA 02110

                                STEVEN G. CRAVATH

                             MORRISON & FOERSTER LLP
             2000 PENNSYLVANIA AVENUE, NW, WASHINGTON, DC 20006-1888

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ] on ___________ pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] on _______________ pursuant to paragraph (a)(1) of Rule 485
         [x] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on _______________ pursuant to paragraph (a)(2) of Rule 485

[Front Cover]

Firsthand Funds
--------------------------------------------------------------------------------
Multi-Cap Growth Fund
[date]





Firsthand Funds has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the "SEC"). That registration does not imply, however, that the SEC endorses the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



PROSPECTUS

[Inside Front Cover]

This prospectus contains important information about the investment objective, strategies, and risks of the Fund that you should know before you invest in it. Please read this prospectus carefully and keep it with your investment records. The Fund is diversified and has as its investment objective long-term growth of capital.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
   MULTI-CAP GROWTH FUND
   ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
   FUND MANAGEMENT
   OPERATION OF THE FUND
YOUR ACCOUNT
   HOW TO CONTACT US
   BUYING SHARES
   EXCHANGING AND SELLING SHARES
   SHAREHOLDER SERVICES
   ACCOUNT POLICIES
   DISTRIBUTIONS AND TAXES
   PRICING OF FUND SHARES


MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests in equity securities of companies, both domestic and foreign, that we believe have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund intends to focus on investing in the stocks of large companies, but may also invest in small or mid-sized companies with strong competitive positions.

When assessing a company's value, we consider a number of factors that may influence its earnings potential, including: strength of management, earnings track record, barriers to entry (including patents and other intellectual property), competitive positioning, product development, and breadth of product line.

The Fund may sell securities of a company if we determine that the current market price exceeds the value of the company, or alternative investments present better potential for capital appreciation. We also may sell a security owned by the Fund when there is a negative development in a company's competitive, regulatory, or economic environment, deterioration of a company's growth prospects or financial situation, or for other reasons.

PRINCIPAL INVESTMENT RISKS Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in this Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks associated with investing in growth securities.

Please see "Additional Investment Strategies and Associated Risks" for more information.

From time to time Firsthand Capital Management, Inc. (the "Investment Adviser") may close and reopen the Fund to new and/or existing investors.

PAST FUND PERFORMANCE Performance results are not provided because the Fund has not been in existence for a full calendar year.

EXPENSE INFORMATION The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales load imposed on purchases                      None
Sales load imposed on reinvested distributions       None
Deferred sales load                                  None
Exchange fee                                         None
Redemption fee                                       2.00%*

* You will be charged a redemption fee of 2.00% if you hold shares of this Fund for less than 180 days. For this purpose, an exchange out of this Fund into another Firsthand Fund is considered a redemption of the Fund's shares. Redemption fees are paid directly to the Fund. The Fund's Transfer Agent charges a wire transfer fee of $8 for redemptions paid by wire.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                       1.50%
Distribution (12b-1 fee)                             None
Other expenses                                       0.45%*


                                                                               2

Total annual fund operating expenses                 1.95%**

* Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

** In the Advisory Agreement, the Investment Adviser agreed to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses are limited to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

EXAMPLE This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
1 year.....$198     3 years.....$612     5 years.....$1,050     10 years.....$2,266


ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES The Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for the Fund's investments are typically traded on a national securities exchange, the Nasdaq system, or over-the-counter. In the Fund's investment portfolio, we may include securities of both large, well-known companies as well as smaller, less well-known companies. The Fund may invest up to 15% of its net assets in illiquid securities.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities, including illiquid securities, are not traded actively and may be difficult to sell. Although profits in some of the Fund's holdings may be realized quickly, it is not expected that most of the Fund's investments will appreciate rapidly.

SMALL COMPANIES The Fund may invest its assets in small capitalization companies. Although smaller companies may have potential for rapid growth, investing in them is not without risk. Small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Often, the securities of smaller companies trade only over-the-counter or on a regional securities exchange, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These factors make the securities of smaller companies subject to wider price fluctuations. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

IPOs The Fund may purchase shares in initial public offerings ("IPOs"), which can be risky. Because the price of IPO shares may be volatile, the Fund may hold IPO shares for a very short time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. When it sells IPO shares, the Fund may realize taxable capital gains that it will need to distribute to shareholders.

FOREIGN SECURITIES The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in the Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

TEMPORARY DEFENSIVE MEASURES For defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help the Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, the Fund may not be able to achieve its investment objective.


FUND MANAGEMENT
--------------------------------------------------------------------------------
Firsthand Funds (the "Trust") retains Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994. The Fund is managed by [ ].


OPERATION OF THE FUND
-------------------------------------------------------------------------------
Under the Investment Advisory Agreement (the "Advisory Agreement"), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.50% of its average daily net assets. Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund.


HOW TO CONTACT US
--------------------------------------------------------------------------------

    CALL US:                 1.888.884.2675
                             OPTION 2: FUND INFORMATION
                             OPTION 3: AUTOMATED ACCOUNT INFORMATION
                             OPTION 4: ACCOUNT SERVICES


    VISIT OUR WEBSITE:       www.FirsthandFunds.com

    WRITE TO US:             Shareholder Services
                             Attn: Fund Information Dept.
                             Firsthand Funds
                             P.O. Box 8356
                             Boston, MA 02266-8356


BUYING SHARES
--------------------------------------------------------------------------------

ACCOUNT APPLICATION To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675 or visit www.FirsthandFunds.com to request an application.

RETIREMENT ACCOUNTS In addition to regular non-retirement accounts, we also offer the following retirement investment options: IRA plans for individuals, including Roth IRAs, SEP-IRAs, SIMPLE IRAs, and Education IRAs; and 403(b) custodial accounts. Please call Shareholder Services at 1.888.884.2675 if you would like more information on opening a retirement account.

ACCOUNT MINIMUMS*

TYPE OF ACCOUNT                     INITIAL INVESTMENT        ADDITIONAL INVESTMENT
Regular Accounts                    $10,000                   $50
All IRAs (except Education IRAs)    $ 2,000                   $50
403(b) Custodial Accounts           $ 2,000                   $50
Education IRAs                      $   500                   $50

* Lower minimums may be available through brokerage firms.

There are several ways to buy shares of the Fund. The table below describes your options.

--------------------------------------------------------------------------------------------------------------------
                    TO OPEN YOUR ACCOUNT                   TO ADD TO YOUR ACCOUNT
--------------------------------------------------------------------------------------------------------------------
BY MAIL             Mail your check, along with            Mail your check, along with an investment slip
                    your properly completed                from your account statement to Shareholder
                    account application to                 Services. If you do not have an investment slip,
                    Shareholder Services.                  include a note with your name, the Fund name,
                                                           and your account number.

                    Make your check payable to             Make your check payable to Firsthand Funds.
                    Firsthand Funds.                       Include your account number on your check.

                    No third party checks, starter         No third party checks, starter checks, or foreign
                    checks, or foreign checks or           checks or currency will be accepted.
                    currency will be accepted.
--------------------------------------------------------------------------------------------------------------------
BY TELEPHONE        You may not open an account by         Call 1.888.884.2675, option 4, to buy additional
                    phone.                                 shares. You may buy shares in amounts of at
                                                           least $50 or as much as $50,000.

                                                           Telephone transactions are made by electronic
                                                           funds transfer ("EFT") from a pre-designated
                                                           bank account. Before requesting a telephone
                                                           purchase, please make sure we have your bank
                                                           account information on file. If we do not have
                                                           this information, please call Shareholder
                                                           Services to request an application or visit our
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                           website.
--------------------------------------------------------------------------------------------------------------------
BY WIRE             Before we can accept your              Call 1.888.884.2675, option 4, for wire
                    wire, you must mail in a               instructions.
                    properly completed application
                    to Shareholder Services. Call          Your wire must be received by 4 p.m. Eastern
                    1.888.884.2675, option 4, for          time to receive that day's NAV.
                    wire instructions.

                    Your wire must be received by
                    4 p.m. Eastern time to receive
                    that day's NAV.
--------------------------------------------------------------------------------------------------------------------
THROUGH             Contact your Broker or                 Contact your Broker or Financial Adviser.
YOUR                Financial Adviser.
BROKER
--------------------------------------------------------------------------------------------------------------------

CONFIRMATION You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

ORDERS THROUGH YOUR BROKER Any order you place with a brokerage firm is treated as if it was placed directly with Firsthand Funds. Your shares may be held in a pooled account in your broker's name, and, in most cases, your broker will maintain your individual ownership information.

Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds' prospectus and shareholder reports. When you place an order with your broker, it is the broker's responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

ADDITIONAL PURCHASE INFORMATION Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New York Stock Exchange (normally 4 p.m. Eastern time), your order will be confirmed at the NAV determined at the close of business on that day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person.

If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

Fund shares are not for sale outside of the United States and its territories.


EXCHANGING AND SELLING SHARES
--------------------------------------------------------------------------------

EXCHANGES You may exchange all or a portion of your shares from this Fund to another Firsthand Fund or for shares of the SSgA Money Market Fund at the current NAV. To order a prospectus for another Firsthand Fund, please call us or visit our website. You may exchange shares by mail or by telephone. Please note that you will be assessed a 2% redemption fee for Firsthand Fund shares exchanged within 180 days of purchase.

EXCHANGE TO THE SSgA MONEY MARKET FUND To exchange your Firsthand Fund shares for shares of the SSgA Money Market Fund, you must first obtain a copy of its prospectus and open an SSgA Money Market Fund account. To request a prospectus and account application, please call us or visit our website.

EXCHANGE FROM THE SSgA MONEY MARKET FUND  To exchange your shares of the
SSgA Money Market Fund for shares of the Fund, you must first obtain a copy of the Fund's prospectus and open an account with us. To request the prospectus and account application, please call us or visit our website.

ADDITIONAL EXCHANGE INFORMATION Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, redemption fees, and taxes, apply to exchanges.

SELLING SHARES Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options.

--------------------------------------------------------------------------------------------------------------------
                       TO SELL SHARES
--------------------------------------------------------------------------------------------------------------------
BY MAIL                Send written instructions including your name, account number, and the number of shares or the dollar amount you want to sell. Be sure to include all of the necessary signatures and a signature guarantee, if required.

                       A signature guarantee is required if you sell more than $50,000 worth of shares.

                       If you change the name(s) or address on your account within 30 days prior to your redemption request, you must submit your request in writing and provide a signature guarantee regardless of the value of the shares being sold. If you want your payment mailed to an address other than the one we have on file or you want the check made payable to someone else, your letter must include a signature guarantee.
--------------------------------------------------------------------------------------------------------------------
BY TELEPHONE           Call 1.888.884.2675, option 4, to redeem shares by telephone.

                       As long as your transaction is for $50,000 or less and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone.

                       You can request to have your payment sent to you by EFT, wire, or mail.

                       You may not sell shares in an IRA or any other retirement account by telephone.
                       Please see your IRA booklet or call Shareholder Services for more details.
--------------------------------------------------------------------------------------------------------------------
BY ELECTRONIC          Call or write to Shareholder Services to have your proceeds electronically
FUNDS                  transferred (EFT) to a pre-designated bank account.
TRANSFER
                       Before requesting an EFT, please make sure we have your bank account information on file. If we do not have this information, please call 1.888.884.2675, option 4, to request an application or visit our website.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
BY WIRE                Please call 1.888.884.2675, option 4, or submit your request by mail.

                       You can request to have your proceeds wired directly to your pre-designated bank account. There is an $8 processing fee for redemptions paid by wire. Your bank may also impose a charge for processing the wire.
--------------------------------------------------------------------------------------------------------------------
THROUGH                Contact your Broker or Financial Adviser.
YOUR BROKER
--------------------------------------------------------------------------------------------------------------------

REDEMPTION PAYMENTS Payment, less any applicable redemption fees, is normally made within three business days after the receipt of your properly completed redemption request.

REDEMPTION FEES You will be charged a 2% redemption fee if you sell or exchange shares of the Fund within 180 days of purchase. This fee will be deducted from your redemption proceeds, unless you request that it be taken from the balance in your account. Redemption fees are paid directly to the Fund (not the Investment Adviser) and become part of that Fund's daily NAV calculation.

SELLING SHARES THROUGH YOUR BROKER You may also sell your shares through your broker. Your broker is responsible for promptly transmitting your redemption order to Shareholder Services or Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receives your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

SELLING RECENTLY PURCHASED SHARES If you bought shares by check or EFT, it may take up to 15 days from the date of purchase for your check or EFT to clear. We will send your redemption payment only after your transactions have cleared. To eliminate this delay, you may buy shares of a Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION In unusual circumstances, or as determined by the SEC, we may suspend redemptions or postpone the payment of redemption proceeds.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account each month. Sign up for the Automatic Investment Plan on your account application or call us.

You may change the amount of your investment or discontinue the plan at any time by calling us or by writing to Shareholder Services. Although the minimum monthly investment is $50, the minimum for an initial investment still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service.

PAYROLL DIRECT DEPOSIT PLAN You may automatically transfer all or part of your paycheck or Social Security check to your Firsthand Funds account. For more information or to sign up for this option, callShareholder Services.

SYSTEMATIC WITHDRAWAL PLAN ("SWP") This plan allows you to systematically sell your shares and receive regular payments from your account. You may schedule to receive payments monthly or quarterly (on the 15th of the month, unless you request a different date).

Payments can be sent to you by mail or by EFT. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION You may change your pre-designated bank or brokerage account at any time in writing. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of the Fund.

Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to us, or you may download the Account Services form from our website.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 4, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privileges on your account application, or you may call us at any time to cancel.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

MARKET TIMERS Firsthand Funds may restrict or refuse purchases or exchanges from Market Timers. You may be considered a "Market Timer" if you:

   - Exchange or redeem shares of the Fund more than 2 times within a rolling 90-day period, or
   -  Exchange or redeem shares of the Fund more than 4 times a year, or
   - Appear to follow a market timing pattern that may adversely affect the Fund (e.g., frequent purchases and sales of Fund shares).

ACCOUNTS WITH LOW BALANCES If your account's value falls below $10,000 as the result of one or more redemptions, we reserve the right to close your account (except retirement accounts). Prior to closing your account, we will notify you in writing and give you 60 days to increase the value of your account to the minimum balance.

LARGE REDEMPTIONS Large redemptions can negatively impact the Fund's investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemption amounts to more than 1% of the Fund's net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a "redemption in-kind").

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS The Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions in either of the following ways:

   -  Paid by check; or
   -  Reinvested distributions.

Distributions are automatically reinvested in additional shares of the Fund at its NAV on the distribution date unless you elect to have your distributions paid in cash. Please call us if you wish to change your distribution option or visit our website (select ACCOUNT SERVICES).

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES The following discussion regarding taxes is based on the federal income tax laws that were in effect as of the date of this prospectus, and it summarizes only some of the important federal income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax adviser regarding the foreign, federal, state, and local income tax consequences to you of an investment in the Fund. Further federal income tax considerations are discussed in the Statement of Additional Information.

TAXES ON DISTRIBUTIONS The Fund will distribute substantially all of its income and capital gains. Distributions of the Fund's net capital gains (generally, the excess of long-term capital gains over short-term capital losses) will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares. Distributions of the Fund's income from all other sources generally will be taxable to you as ordinary income. Distributions from the Fund normally will be taxable to you when paid, whether you automatically reinvest them in additional Fund shares or you elect to take the distribution in cash.

TAXES ON TRANSACTIONS Redemptions (including redemptions in-kind) and exchanges of the Fund's shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. If you have held your Fund shares for more than one year at the time of redemption or exchange, such capital gain or loss will be a long-term capital gain or loss.

ADDITIONAL TAX INFORMATION Foreign shareholders may be subject to different tax treatment, including withholding taxes. U.S. residents may be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by the Fund.

DISTRIBUTION TAX STATEMENTS Each year, the Trust will send you a statement indicating the amount and federal income tax status of all distributions made to you during the previous year.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------

CALCULATING THE NAV The Fund calculates its share price, or net asset value ("NAV"), at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the exchange is open. Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of the Fund is calculated by dividing the sum of the value of the securities held by that Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

If the market price for a security in the Fund's portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees. If the Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

VALUATION OF PORTFOLIO SECURITIES The NAV of the Fund will fluctuate as the value of the securities it holds fluctuates. The Fund's portfolio of securities is valued as follows:

  1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time). If a security is not traded that day, the security will be valued at its most recent bid price.

  2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

  3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

  4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

[Back Cover]

Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.FirsthandFunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113

Underwriter
ALPS Distributors, Inc.
370 17th Street
Suite 3100
Denver, CO 80202

Transfer Agent
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information ("SAI"). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). The Fund's Annual and Semi-Annual Reports will include a discussion of the Fund's holdings and recent market conditions and investment strategies that affected performance during the last fiscal year of the Fund.

To obtain a free copy of any of these documents or to request other information or ask questions about the Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.FirsthandFunds.com.

Information about the Fund (including the Fund's SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 1.202.942.8090. The Fund's Annual and Semi-Annual Reports and additional information about the Fund will be available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of Fund information, after paying a copying fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Firsthand is a registered trademark of Firsthand Capital Management, Inc.

File No. 811-8268

[Front Cover]

Firsthand Funds
--------------------------------------------------------------------------------
Aggressive Growth Fund

[date]



Firsthand Funds has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the "SEC"). That registration does not imply, however, that the SEC endorses the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



PROSPECTUS

[Inside Front Cover]

This prospectus contains important information about the investment objective, strategies, and risks of the Fund that you should know before you invest in it. Please read this prospectus carefully and keep it with your investment records. The Fund is diversified and has as its investment objective long-term growth of capital.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
   AGGRESSIVE GROWTH FUND
   ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
   FUND MANAGEMENT
   OPERATION OF THE FUND
YOUR ACCOUNT
   HOW TO CONTACT US
   BUYING SHARES
   EXCHANGING AND SELLING SHARES
   SHAREHOLDER SERVICES
   ACCOUNT POLICIES
   DISTRIBUTIONS AND TAXES
   PRICING OF FUND SHARES


AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests in equity securities of companies, both domestic and foreign, that we believe have potential for above-average earnings growth or price appreciation, or are demonstrating accelerating revenue or earnings growth. The Fund intends to focus on investing in the stocks of rapidly growing mid-sized companies, but may also invest in small or large companies with strong competitive positions.

When assessing a company's value, we consider a number of factors that may influence its earnings potential, including: strength of management, earnings track record, barriers to entry (including patents and other intellectual property), competitive positioning, product development, and breadth of product line.

The Fund may sell securities of a company if we determine that the current market price exceeds the value of the company, a company has a decreased potential for aggressive growth, or alternative investments present better potential for capital appreciation. We also may sell a security owned by the Fund when there is a negative development in a company's competitive, regulatory, or economic environment, deterioration of a company's growth prospects or financial situation, or for other reasons.

PRINCIPAL INVESTMENT RISKS Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in this Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks associated with investing in aggressive growth securities.

Please see "Additional Investment Strategies and Associated Risks" for more information.

From time to time Firsthand Capital Management, Inc. (the "Investment Adviser") may close and reopen the Fund to new and/or existing investors.

PAST FUND PERFORMANCE Performance results are not provided because the Fund has not been in existence for a full calendar year.

EXPENSE INFORMATION The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales load imposed on purchases                      None
Sales load imposed on reinvested distributions       None
Deferred sales load                                  None
Exchange fee                                         None
Redemption fee                                       2.00%*

* You will be charged a redemption fee of 2.00% if you hold shares of this Fund for less than 180 days. For this purpose, an exchange out of this Fund into another Firsthand Fund is considered a redemption of the Fund's shares. Redemption fees are paid directly to the Fund. The Fund's Transfer Agent charges a wire transfer fee of $8 for redemptions paid by wire.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                       1.50%
Distribution (12b-1 fee)                             None


                                                                               2

Other expenses                                       0.45%*
Total annual fund operating expenses                 1.95%**

* Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

** In the Advisory Agreement, the Investment Adviser agreed to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses are limited to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

EXAMPLE This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year.....$198   3 years.....$612   5 years.....$1,050    10 years.....$2,266

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES The Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for the Fund's investments are typically traded on a national securities exchange, the Nasdaq system, or over-the-counter. In the Fund's investment portfolio, we may include securities of both large, well-known companies as well as smaller, less well-known companies. The Fund may invest up to 15% of its net assets in illiquid securities.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities, including illiquid securities, are not traded actively and may be difficult to sell. Although profits in some of the Fund's holdings may be realized quickly, it is not expected that most of the Fund's investments will appreciate rapidly.

SMALL COMPANIES The Fund may invest its assets in small capitalization companies. Although smaller companies may have potential for rapid growth, investing in them is not without risk. Small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Often, the securities of smaller companies trade only over-the-counter or on a regional securities exchange, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These factors make the securities of smaller companies subject to wider price fluctuations. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

IPOs The Fund may purchase shares in initial public offerings ("IPOs"), which can be risky. Because the price of IPO shares may be volatile, the Fund may hold IPO shares for a very short time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. When it sells IPO shares, the Fund may realize taxable capital gains that it will need to distribute to shareholders.

FOREIGN SECURITIES The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in the Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

TEMPORARY DEFENSIVE MEASURES For defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help the Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, the Fund may not be able to achieve its investment objective.


FUND MANAGEMENT
--------------------------------------------------------------------------------

Firsthand Funds (the "Trust") retains Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994.
The Fund is managed by [                ].


OPERATION OF THE FUND
--------------------------------------------------------------------------------

Under the Investment Advisory Agreement (the "Advisory Agreement"), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.50% of its average daily net assets. Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund.


HOW TO CONTACT US
--------------------------------------------------------------------------------

    CALL US:                 1.888.884.2675
                             OPTION 2: FUND INFORMATION
                             OPTION 3: AUTOMATED ACCOUNT INFORMATION
                             OPTION 4: ACCOUNT SERVICES


    VISIT OUR WEBSITE:       www.FirsthandFunds.com

    WRITE TO US:             Shareholder Services
                             Attn: Fund Information Dept.
                             Firsthand Funds
                             P.O. Box 8356
                             Boston, MA 02266-8356


BUYING SHARES
--------------------------------------------------------------------------------

ACCOUNT APPLICATION To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675 or visit www.FirsthandFunds.com to request an application.

RETIREMENT ACCOUNTS In addition to regular non-retirement accounts, we also offer the following retirement investment options: IRA plans for individuals, including Roth IRAs, SEP-IRAs, SIMPLE IRAs, and Education IRAs; and 403(b) custodial accounts. Please call Shareholder Services at 1.888.884.2675 if you would like more information on opening a retirement account.

ACCOUNT MINIMUMS*

TYPE OF ACCOUNT                     INITIAL INVESTMENT     ADDITIONAL INVESTMENT
Regular Accounts                    $10,000                $50
All IRAs (except Education IRAs)    $ 2,000                $50
403(b) Custodial Accounts           $ 2,000                $50
Education IRAs                      $   500                $50

* Lower minimums may be available through brokerage firms.

There are several ways to buy shares of the Fund. The table below describes your options.

------------------- -------------------------------------- --------------------------------------------------
                    TO OPEN YOUR ACCOUNT                   TO ADD TO YOUR ACCOUNT
------------------- -------------------------------------- --------------------------------------------------
BY MAIL             Mail your check, along with your       Mail your check, along with an investment slip
                    properly completed account application from your account statement to Shareholder
                    to Shareholder Services.               Services. If you do not have an investment slip,
                                                           include a note with your name, the Fund name, and
                    Make your check payable to Firsthand   your account number.
                    Funds.
                                                           Make your check payable to Firsthand Funds.
                    No third party checks, starter checks, Include your account number on your check.
                    or foreign checks or currency will be
                    accepted.                              No third party checks, starter checks, or foreign
                                                           checks or currency will be accepted.
------------------- -------------------------------------- --------------------------------------------------
BY TELEPHONE        You may not open an account by phone.  Call 1.888.884.2675, option 4, to buy additional shares. You may buy shares in amounts of at least
                                                           $50 or as much as $50,000.

                                                           Telephone transactions are made by electronic
                                                           funds transfer ("EFT") from a pre-designated bank
                                                           account. Before requesting a telephone purchase,
                                                           please make sure we have your bank account
                                                           information on file. If we do not have this
                                                           information, please call Shareholder Services to
                                                           request an application or visit our website.
------------------- -------------------------------------- --------------------------------------------------

------------------- -------------------------------------- --------------------------------------------------
BY WIRE             Before we can accept your wire, you    Call 1.888.884.2675, option 4, for wire
                    must mail in a properly completed      instructions.
                    application to Shareholder Services.
                    Call 1.888.884.2675, option 4, for     Your wire must be received by 4 p.m.
                    wire instructions.                     Eastern time to receive that day's NAV.

                    Your wire must be received by 4 p.m.
                    Eastern time to receive that day's
                    NAV.
------------------- -------------------------------------- --------------------------------------------------
THROUGH YOUR        Contact your Broker or Financial       Contact your Broker or Financial Adviser.
BROKER              Adviser.
------------------- -------------------------------------- --------------------------------------------------

CONFIRMATION You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

ORDERS THROUGH YOUR BROKER Any order you place with a brokerage firm is treated as if it was placed directly with Firsthand Funds. Your shares may be held in a pooled account in your broker's name, and, in most cases, your broker will maintain your individual ownership information.

Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds' prospectus and shareholder reports. When you place an order with your broker, it is the broker's responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

ADDITIONAL PURCHASE INFORMATION Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New York Stock Exchange (normally 4 p.m. Eastern time), your order will be confirmed at the NAV determined at the close of business on that day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person.

If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

Fund shares are not for sale outside of the United States and its territories.


EXCHANGING AND SELLING SHARES
--------------------------------------------------------------------------------

EXCHANGES You may exchange all or a portion of your shares from this Fund to another Firsthand Fund or for shares of the SSgA Money Market Fund at the current NAV. To order a prospectus for another Firsthand Fund, please call us or visit our website. You may exchange shares by mail or by telephone. Please note that you will be assessed a 2% redemption fee for Firsthand Fund shares exchanged within 180 days of purchase.

EXCHANGE TO THE SSgA MONEY MARKET FUND To exchange your Firsthand Fund shares for shares of the SSgA Money Market Fund, you must first obtain a copy of its prospectus and open an SSgA Money Market Fund account. To request a prospectus and account application, please call us or visit our website.

EXCHANGE FROM THE SSgA MONEY MARKET FUND  To exchange your shares of the
SSgA Money Market Fund for shares of the Fund, you must first obtain a copy of the Fund's prospectus and open an account with us. To request the prospectus and account application, please call us or visit our website.

ADDITIONAL EXCHANGE INFORMATION Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, redemption fees, and taxes, apply to exchanges.

SELLING SHARES Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options.

---------------------- -------------------------------------------------------------
                       TO SELL SHARES
---------------------- -------------------------------------------------------------
BY MAIL                Send written instructions including your name,
                       account number, and the number of shares or the dollar
                       amount you want to sell. Be sure to include all of the
                       necessary signatures and a signature guarantee, if
                       required.

                       A signature guarantee is required if you sell more than $50,000 worth of shares.

                       If you change the name(s) or address on your account
                       within 30 days prior to your redemption request, you must
                       submit your request in writing and provide a signature
                       guarantee regardless of the value of the shares being
                       sold. If you want your payment mailed to an address other
                       than the one we have on file or you want the check made
                       payable to someone else, your letter must include a
                       signature guarantee.
---------------------- -------------------------------------------------------------
BY TELEPHONE           Call 1.888.884.2675, option 4, to redeem shares by telephone.

                       As long as your transaction is for $50,000 or less and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone.

                       You can request to have your payment sent to you by EFT, wire, or mail.

                       You may not sell shares in an IRA or any other retirement
                       account by telephone. Please see your IRA booklet or call
                       Shareholder Services for more details.
---------------------- -------------------------------------------------------------
BY ELECTRONIC FUNDS    Call or write to Shareholder Services to have your proceeds
TRANSFER               electronically transferred (EFT) to a pre-designated bank
                       account.

                       Before requesting an EFT, please make sure we have your
                       bank account information on file. If we do not have this
                       information, please call 1.888.884.2675, option 4, to
                       request an application or visit our website.
---------------------- -------------------------------------------------------------

---------------------- -------------------------------------------------------------
BY WIRE                Please call 1.888.884.2675, option 4, or submit your request by mail.

                       You can request to have your proceeds wired directly to
                       your pre-designated bank account. There is an $8
                       processing fee for redemptions paid by wire. Your bank
                       may also impose a charge for processing the wire.
---------------------- -------------------------------------------------------------
THROUGH YOUR BROKER    Contact your Broker or Financial Adviser.

---------------------- -------------------------------------------------------------

REDEMPTION PAYMENTS Payment, less any applicable redemption fees, is normally made within three business days after the receipt of your properly completed redemption request.

REDEMPTION FEES You will be charged a 2% redemption fee if you sell or exchange shares of the Fund within 180 days of purchase. This fee will be deducted from your redemption proceeds, unless you request that it be taken from the balance in your account. Redemption fees are paid directly to the Fund (not the Investment Adviser) and become part of that Fund's daily NAV calculation.

SELLING SHARES THROUGH YOUR BROKER You may also sell your shares through your broker. Your broker is responsible for promptly transmitting your redemption order to Shareholder Services or Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receives your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

SELLING RECENTLY PURCHASED SHARES If you bought shares by check or EFT, it may take up to 15 days from the date of purchase for your check or EFT to clear. We will send your redemption payment only after your transactions have cleared. To eliminate this delay, you may buy shares of a Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION In unusual circumstances, or as determined by the SEC, we may suspend redemptions or postpone the payment of redemption proceeds.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account each month. Sign up for the Automatic Investment Plan on your account application or call us.

You may change the amount of your investment or discontinue the plan at any time by calling us or by writing to Shareholder Services. Although the minimum monthly investment is $50, the minimum for an initial investment still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service.

PAYROLL DIRECT DEPOSIT PLAN You may automatically transfer all or part of your paycheck or Social Security check to your Firsthand Funds account. For more information or to sign up for this option, callShareholder Services.

SYSTEMATIC WITHDRAWAL PLAN ("SWP") This plan allows you to systematically sell your shares and receive regular payments from your account. You may schedule to receive payments monthly or quarterly (on the 15th of the month, unless you request a different date).

Payments can be sent to you by mail or by EFT. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION You may change your pre-designated bank or brokerage account at any time in writing. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of the Fund.

Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to us, or you may download the Account Services form from our website.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 4, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privileges on your account application, or you may call us at any time to cancel.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

MARKET TIMERS Firsthand Funds may restrict or refuse purchases or exchanges from Market Timers. You may be considered a "Market Timer" if you:

   - Exchange or redeem shares of the Fund more than 2 times within a rolling 90-day period, or
   - Exchange or redeem shares of the Fund more than 4 times a year, or
   - Appear to follow a market timing pattern that may adversely affect the Fund (e.g., frequent purchases and sales of Fund shares).

ACCOUNTS WITH LOW BALANCES If your account's value falls below $10,000 as the result of one or more redemptions, we reserve the right to close your account (except retirement accounts). Prior to closing your account, we will notify you in writing and give you 60 days to increase the value of your account to the minimum balance.

LARGE REDEMPTIONS Large redemptions can negatively impact the Fund's investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemption amounts to more than 1% of the Fund's net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a "redemption in-kind").

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS The Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions in either of the following ways:

   - Paid by check; or
   - Reinvested distributions.

Distributions are automatically reinvested in additional shares of the Fund at its NAV on the distribution date unless you elect to have your distributions paid in cash. Please call us if you wish to change your distribution option or visit our website (select ACCOUNT SERVICES).

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES The following discussion regarding taxes is based on the federal income tax laws that were in effect as of the date of this prospectus, and it summarizes only some of the important federal income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax adviser regarding the foreign, federal, state, and local income tax consequences to you of an investment in the Fund. Further federal income tax considerations are discussed in the Statement of Additional Information.

TAXES ON DISTRIBUTIONS The Fund will distribute substantially all of its income and capital gains. Distributions of the Fund's net capital gains (generally, the excess of long-term capital gains over short-term capital losses) will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares. Distributions of the Fund's income from all other sources generally will be taxable to you as ordinary income. Distributions from the Fund normally will be taxable to you when paid, whether you automatically reinvest them in additional Fund shares or you elect to take the distribution in cash.

TAXES ON TRANSACTIONS Redemptions (including redemptions in-kind) and exchanges of the Fund's shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. If you have held your Fund shares for more than one year at the time of redemption or exchange, such capital gain or loss will be a long-term capital gain or loss.

ADDITIONAL TAX INFORMATION Foreign shareholders may be subject to different tax treatment, including withholding taxes. U.S. residents may be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by the Fund.

DISTRIBUTION TAX STATEMENTS Each year, the Trust will send you a statement indicating the amount and federal income tax status of all distributions made to you during the previous year.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------

CALCULATING THE NAV The Fund calculates its share price, or net asset value ("NAV"), at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the exchange is open. Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of the Fund is calculated by dividing the sum of the value of the securities held by that Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

If the market price for a security in the Fund's portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees. If the Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

VALUATION OF PORTFOLIO SECURITIES The NAV of the Fund will fluctuate as the value of the securities it holds fluctuates. The Fund's portfolio of securities is valued as follows:

    1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time). If a security is not traded that day, the security will be valued at its most recent bid price.

    2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

    3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

    4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

[Back Cover]

Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.FirsthandFunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113

Underwriter
ALPS Distributors, Inc.
370 17th Street
Suite 3100
Denver, CO 80202

Transfer Agent
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information ("SAI"). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). The Fund's Annual and Semi-Annual Reports will include a discussion of the Fund's holdings and recent market conditions and investment strategies that affected performance during the last fiscal year of the Fund.

To obtain a free copy of any of these documents or to request other information or ask questions about the Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.FirsthandFunds.com.

Information about the Fund (including the Fund's SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 1.202.942.8090. The Fund's Annual and Semi-Annual Reports and additional information about the Fund will be available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of Fund information, after paying a copying fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Firsthand is a registered trademark of Firsthand Capital Management, Inc.

File No. 811-8268

[Front Cover]

Firsthand Funds
--------------------------------------------------------------------------------
Biotechnology Fund
[date]



Firsthand Funds has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the "SEC"). That registration does not imply, however, that the SEC endorses the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



PROSPECTUS

[Inside Front Cover]

This prospectus contains important information about the investment objective, strategies, and risks of the Fund that you should know before you invest in it. Please read this prospectus carefully and keep it with your investment records. The Fund is non-diversified and has as its investment objective long-term growth of capital.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
THE FUND
   BIOTECHNOLOGY FUND
   ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
   FUND MANAGEMENT
   OPERATION OF THE FUND
YOUR ACCOUNT
   HOW TO CONTACT US
   BUYING SHARES
   EXCHANGING AND SELLING SHARES
   SHAREHOLDER SERVICES
   ACCOUNT POLICIES
   DISTRIBUTIONS AND TAXES
   PRICING OF FUND SHARES

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES We invest at least 80% of the Fund's total assets in equity securities of companies, both domestic and foreign, that engage in the research, development, manufacture, distribution, and/or sale of various biotechnological products, services, and processes.

PRINCIPAL INVESTMENT RISKS Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in this Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in biotechnology companies.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the U.S. Food and Drug Administration ("FDA") and subsequent commercial production and distribution of such products. Therefore, the market value of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities.

The Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its investment in biotechnology companies. The value of biotechnology companies can, and often does, fluctuate dramatically due to various industry-related reasons, such as patent considerations, intense competition, rapid technological changes and obsolescence, and government regulation. As a result, you may be exposed to greater than average financial and market risk.

Please see "Additional Investment Strategies and Associated Risks" for more information.

From time to time Firsthand Capital Management, Inc. (the "Investment Adviser") may close and reopen the Fund to new and/or existing investors.

PAST FUND PERFORMANCE Performance results are not provided because the Fund has not been in existence for a full calendar year.

EXPENSE INFORMATION The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales load imposed on purchases                      None
Sales load imposed on reinvested distributions       None
Deferred sales load                                  None
Exchange fee                                         None
Redemption fee                                       2.00%*

* You will be charged a redemption fee of 2.00% if you hold shares of this Fund for less than 180 days. For this purpose, an exchange out of this Fund into another Firsthand Fund is considered a redemption of the Fund's shares. Redemption fees are paid directly to the Fund. The Fund's Transfer Agent charges a wire transfer fee of $8 for redemptions paid by wire.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                                               2

--------------------------------------------------------------------------------
Management Fee                                       1.50%
Distribution (12b-1 fee)                             None
Other expenses                                       0.45%*
Total annual fund operating expenses                 1.95%**

* Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

** In the Advisory Agreement, the Investment Adviser agreed to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses are limited to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

EXAMPLE This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year.....$198   3 years.....$612   5 years.....$1,050  10 years.....$2,266

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES The Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for the Fund's investments are typically traded on a national securities exchange, the Nasdaq system, or over-the-counter. In the Fund's investment portfolio, we may include securities of both large, well-known companies as well as smaller, less well-known companies. The Fund may invest up to 15% of its net assets in illiquid securities.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities, including illiquid securities, are not traded actively and may be difficult to sell. Although profits in some of the Fund's holdings may be realized quickly, it is not expected that most of the Fund's investments will appreciate rapidly.

SMALL COMPANIES The Fund may invest its assets in small capitalization companies. Although smaller companies may have potential for rapid growth, investing in them is not without risk. Small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Often, the securities of smaller companies trade only over-the-counter or on a regional securities exchange, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These factors make the securities of smaller companies subject to wider price fluctuations. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

IPOs The Fund may purchase shares in initial public offerings ("IPOs"), which can be risky. Because the price of IPO shares may be volatile, the Fund may hold IPO shares for a very short time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. When it sells IPO shares, the Fund may realize taxable capital gains that it will need to distribute to shareholders.

FOREIGN SECURITIES The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in the Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

TEMPORARY DEFENSIVE MEASURES For defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help the Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, the Fund may not be able to achieve its investment objective.

WHY WE BUY Our analysis of a potential investment for the Fund focuses on valuing a company and purchasing securities of a company when we believe that its value exceeds its market price. We look closely at the fundamental worth of a company. We define fundamental worth as the value of the basic businesses of a company, including its products, technologies, customer relationships, and other sustainable competitive advantages.

To us, fundamental worth is a reflection of the value of a company's assets and its earning power. Balance sheet strength, the ability to generate earnings, and a strong competitive position are also major factors that we look at when appraising a potential investment.

WHY WE SELL The Fund may sell securities of a company if we determine that:

          -    the current market price exceeds the value of the company, or

          - alternative investments present better potential for capital appreciation.

We also may sell a security owned by the Fund when there is a negative development in a company's competitive, regulatory, or economic environment; deterioration of a company's growth prospects or financial situation; or for other reasons.


FUND MANAGEMENT
--------------------------------------------------------------------------------

Firsthand Funds (the "Trust") retains Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994.
The Fund is managed by [             ].


OPERATION OF THE FUND
--------------------------------------------------------------------------------

Under the Investment Advisory Agreement (the "Advisory Agreement"), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.50% of its average daily net assets.

Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund.

HOW TO CONTACT US
--------------------------------------------------------------------------------

    CALL US:                 1.888.884.2675
                             OPTION 2: FUND INFORMATION
                             OPTION 3: AUTOMATED ACCOUNT INFORMATION
                             OPTION 4: ACCOUNT SERVICES


    VISIT OUR WEBSITE:       www.FirsthandFunds.com


    WRITE TO US:             Shareholder Services
                             Attn: Fund Information Dept.
                             Firsthand Funds
                             P.O. Box 8356
                             Boston, MA 02266-8356


BUYING SHARES
--------------------------------------------------------------------------------

ACCOUNT APPLICATION To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675 or visit www.FirsthandFunds.com to request an application.

RETIREMENT ACCOUNTS In addition to regular non-retirement accounts, we also offer the following retirement investment options: IRA plans for individuals, including Roth IRAs, SEP-IRAs, SIMPLE IRAs, and Education IRAs; and 403(b) custodial accounts. Please call Shareholder Services at 1.888.884.2675 if you would like more information on opening a retirement account.

ACCOUNT MINIMUMS*

TYPE OF ACCOUNT                     INITIAL INVESTMENT       ADDITIONAL INVESTMENT
Regular Accounts                    $10,000                  $50
All IRAs (except Education IRAs)    $ 2,000                  $50
403(b) Custodial Accounts           $ 2,000                  $50
Education IRAs                      $   500                  $50

* Lower minimums may be available through brokerage firms.

There are several ways to buy shares of the Fund. The table below describes your options.


-----------------------------------------------------------------------------------------------
                  TO OPEN YOUR ACCOUNT                       TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------------
BY MAIL           Mail your check, along with your           Mail your check, along with an
                  properly completed                         investment slip from your
                                                             account statement to Shareholder
-----------------------------------------------------------------------------------------------


                                                                               5

-----------------------------------------------------------------------------------------------
                  account application to                     Services. If you do not have an
                  Shareholder Services.                      investment slip, include a note
                                                             with your name, the Fund name,
                  Make your check payable to                 and your account number.
                  Firsthand Funds.
                                                             Make your check payable to
                  No third party checks, starter             Firsthand Funds. Include your
                  checks, or foreign checks or               account number on your check.
                  currency will be accepted.
                                                             No third party checks, starter
                                                             checks, or foreign checks or
                                                             currency will be accepted.
-----------------------------------------------------------------------------------------------
BY                You may not open an account by             Call 1.888.884.2675, option 4,
TELEPHONE         phone.                                     to buy additional shares. You
                                                             may buy shares in amounts of at
                                                             least $50 or as much as $50,000.

                                                             Telephone transactions are made
                                                             by electronic funds transfer
                                                             ("EFT") from a pre-designated
                                                             bank account. Before requesting
                                                             a telephone purchase, please
                                                             make sure we have your bank
                                                             account information on file. If
                                                             we do not have this information,
                                                             please call Shareholder Services
                                                             to request an application or
                                                             visit our website.
-----------------------------------------------------------------------------------------------
BY WIRE           Before we can accept your wire,            Call 1.888.884.2675, option 4,
                  you must mail in a properly                for wire instructions.
                  completed application to
                  Shareholder Services. Call                 Your wire must be received by 4
                  1.888.884.2675, option 4, for              p.m. Eastern time to receive
                  wire instructions.                         that day's NAV.

                  Your wire must be received by 4
                  p.m. Eastern time to receive
                  that day's NAV.
-----------------------------------------------------------------------------------------------
THROUGH           Contact your Broker or Financial           Contact your Broker or Financial
YOUR              Adviser.                                   Adviser.
BROKER
-----------------------------------------------------------------------------------------------

CONFIRMATION You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

ORDERS THROUGH YOUR BROKER Any order you place with a brokerage firm is treated as if it was placed directly with Firsthand Funds. Your shares may be held in a pooled account in your broker's name, and, in most cases, your broker will maintain your individual ownership information.

Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds' prospectus and shareholder reports. When you place an order with your broker, it is the broker's responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

ADDITIONAL PURCHASE INFORMATION Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New

York Stock Exchange (normally 4 p.m. Eastern time), your order will be confirmed at the NAV determined at the close of business on that day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person.

If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

Fund shares are not for sale outside of the United States and its territories.


EXCHANGING AND SELLING SHARES
--------------------------------------------------------------------------------

EXCHANGES You may exchange all or a portion of your shares from this Fund to another Firsthand Fund or for shares of the SSgA Money Market Fund at the current NAV. To order a prospectus for another Firsthand Fund, please call us or visit our website. You may exchange shares by mail or by telephone. Please note that you will be assessed a 2% redemption fee for Firsthand Fund shares exchanged within 180 days of purchase.

EXCHANGE TO THE SSgA MONEY MARKET FUND To exchange your Firsthand Fund shares for shares of the SSgA Money Market Fund, you must first obtain a copy of its prospectus and open an SSgA Money Market Fund account. To request a prospectus and account application, please call us or visit our website.

EXCHANGE FROM THE SSgA MONEY MARKET FUND To exchange your shares of the SSgA Money Market Fund for shares of the Fund, you must first obtain a copy of the Fund's prospectus and open an account with us. To request the prospectus and account application, please call us or visit our website.

ADDITIONAL EXCHANGE INFORMATION Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, redemption fees, and taxes, apply to exchanges.

SELLING SHARES Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options.

--------------------------------------------------------------------------------
                    TO SELL SHARES
--------------------------------------------------------------------------------


                                                                               7

--------------------------------------------------------------------------------
BY MAIL             Send written instructions including your name, account
                    number, and the number of shares or the dollar amount you
                    want to sell. Be sure to include all of the necessary
                    signatures and a signature guarantee, if required.

                    A signature guarantee is required if you sell more than $50,000 worth of shares.

                    If you change the name(s) or address on your account within
                    30 days prior to your redemption request, you must submit
                    your request in writing and provide a signature guarantee
                    regardless of the value of the shares being sold. If you
                    want your payment mailed to an address other than the one we have on file or you want the check made payable to someone else, your letter must include a signature guarantee.
--------------------------------------------------------------------------------
BY TELEPHONE        Call 1.888.884.2675, option 4, to redeem shares by
                    telephone.

                    As long as your transaction is for $50,000 or less and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone.

                    You can request to have your payment sent to you by EFT, wire, or mail.

                    You may not sell shares in an IRA or any other retirement
                    account by telephone. Please see your IRA booklet or call
                    Shareholder Services for more details.
--------------------------------------------------------------------------------
BY ELECTRONIC       Call or write to Shareholder Services to have your proceeds
FUNDS               electronically transferred (EFT) to a pre-designated bank
TRANSFER            account.

                    Before requesting an EFT, please make sure we have your bank account information on file. If we do not have this
                    information, please call 1.888.884.2675, option 4, to
                    request an application or visit our website.
--------------------------------------------------------------------------------
BY WIRE             Please call 1.888.884.2675, option 4, or submit your request by mail.

                    You can request to have your proceeds wired directly to your pre-designated bank account. There is an $8 processing fee for redemptions paid by wire. Your bank may also impose a
                    charge for processing the wire.
--------------------------------------------------------------------------------
THROUGH             Contact your Broker or Financial Adviser.
YOUR BROKER
--------------------------------------------------------------------------------

REDEMPTION PAYMENTS Payment, less any applicable redemption fees, is normally made within three business days after the receipt of your properly completed redemption request.

REDEMPTION FEES You will be charged a 2% redemption fee if you sell or exchange shares of the Fund within 180 days of purchase. This fee will be deducted from your redemption proceeds, unless you request that it be taken from the balance in your account. Redemption fees are paid directly to the Fund (not the Investment Adviser) and become part of that Fund's daily NAV calculation.

SELLING SHARES THROUGH YOUR BROKER You may also sell your shares through your broker. Your broker is responsible for promptly transmitting your redemption order to Shareholder Services or Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receives your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

SELLING RECENTLY PURCHASED SHARES If you bought shares by check or EFT, it may take up to 15 days from the date of purchase for your check or EFT to clear. We will send your redemption payment only after your transactions have cleared. To eliminate this delay, you may buy shares of a Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION In unusual circumstances, or as determined by the SEC, we may suspend redemptions or postpone the payment of redemption proceeds.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account each month. Sign up for the Automatic Investment Plan on your account application or call us.

You may change the amount of your investment or discontinue the plan at any time by calling us or by writing to Shareholder Services. Although the minimum monthly investment is $50, the minimum for an initial investment still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service.

PAYROLL DIRECT DEPOSIT PLAN You may automatically transfer all or part of your paycheck or Social Security check to your Firsthand Funds account. For more information or to sign up for this option, callShareholder Services.

SYSTEMATIC WITHDRAWAL PLAN ("SWP") This plan allows you to systematically sell your shares and receive regular payments from your account. You may schedule to receive payments monthly or quarterly, on the 15th of the month, unless you request a different date. Payments can be sent to you by mail or by EFT. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION You may change your pre-designated bank or brokerage account at any time in writing. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of the Fund.

Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to us, or you may download the Account Services form from our website.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 4, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privileges on your account application, or you may call us at any time to cancel.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

MARKET TIMERS Firsthand Funds may restrict or refuse purchases or exchanges from Market Timers. You may be considered a "Market Timer" if you:

     - Exchange or redeem shares of the Fund more than 2 times within a rolling 90-day period, or
     -    Exchange or redeem shares of the Fund more than 4 times a year, or
     - Appear to follow a market timing pattern that may adversely affect the Fund (e.g., frequent purchases and sales of Fund shares).

ACCOUNTS WITH LOW BALANCES If your account's value falls below $10,000 as the result of one or more redemptions, we reserve the right to close your account (except retirement accounts). Prior to closing your account, we will notify you in writing and give you 60 days to increase the value of your account to the minimum balance.

LARGE REDEMPTIONS Large redemptions can negatively impact the Fund's investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemption amounts to more than 1% of the Fund's net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a "redemption in-kind").


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS The Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions in either of the following ways:

     -    Paid by check; or
     -    Reinvested distributions.

Distributions are automatically reinvested in additional shares of the Fund at its NAV on the distribution date unless you elect to have your distributions paid in cash. Please call us if you wish to change your distribution option or visit our website (select ACCOUNT SERVICES).

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES The following discussion regarding taxes is based on the federal income tax laws that were in effect as of the date of this prospectus, and it summarizes only some of the important federal income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax adviser regarding the foreign, federal, state, and local income tax consequences to you of an investment in the Fund. Further federal income tax considerations are discussed in the Statement of Additional Information.

TAXES ON DISTRIBUTIONS The Fund will distribute substantially all of its income and capital gains. Distributions of the Fund's net capital gains (generally, the excess of long-term capital gains over short-term capital losses) will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares. Distributions of the Fund's income from all other sources generally will be taxable to you as ordinary income. Distributions from the Fund normally will be taxable to you when paid, whether you automatically reinvest them in additional Fund shares or you elect to take the distribution in cash.

TAXES ON TRANSACTIONS Redemptions (including redemptions in-kind) and exchanges of the Fund's shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. If you have held your Fund shares for more than one year at the time of redemption or exchange, such capital gain or loss will be a long-term capital gain or loss.

ADDITIONAL TAX INFORMATION Foreign shareholders may be subject to different tax treatment, including withholding taxes. U.S. residents may be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by the Fund.

DISTRIBUTION TAX STATEMENTS Each year, the Trust will send you a statement indicating the amount and federal income tax status of all distributions made to you during the previous year.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------

CALCULATING THE NAV The Fund calculates its share price, or net asset value ("NAV"), at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the exchange is open. Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of the Fund is calculated by dividing the sum of the value of the securities held by that Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

If the market price for a security in the Fund's portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees. If the Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

VALUATION OF PORTFOLIO SECURITIES The NAV of the Fund will fluctuate as the value of the securities it holds fluctuates. The Fund's portfolio of securities is valued as follows:

    1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time). If a security is not traded that day, the security will be valued at its most recent bid price.

    2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

    3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

    4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

[Back Cover]

Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.FirsthandFunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113

Underwriter
ALPS Distributors, Inc.
370 17th Street
Suite 3100
Denver, CO 80202

Transfer Agent
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information ("SAI"). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). The Fund's Annual and Semi-Annual Reports will include a discussion of the Fund's holdings and recent market conditions and investment strategies that affected performance during the last fiscal year of the Fund.

To obtain a free copy of any of these documents or to request other information or ask questions about the Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.FirsthandFunds.com.

Information about the Fund (including the Fund's SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 1.202.942.8090. The Fund's Annual and Semi-Annual Reports and additional information about the Fund will be available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of Fund information, after paying a copying fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Firsthand is a registered trademark of Firsthand Capital Management, Inc.

File No. 811-8268

[Front Cover]

Firsthand Funds
--------------------------------------------------------------------------------
Healthcare Fund

[date]


Firsthand Funds has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the "SEC"). That registration does not imply, however, that the SEC endorses the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


PROSPECTUS

[Inside Front Cover]

This prospectus contains important information about the investment objective, strategies, and risks of the Fund that you should know before you invest in it. Please read this prospectus carefully and keep it with your investment records. The Fund is non-diversified and has as its investment objective long-term growth of capital.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
   HEALTHCARE FUND
   ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
   FUND MANAGEMENT
   OPERATION OF THE FUND
YOUR ACCOUNT
   HOW TO CONTACT US
   BUYING SHARES
   EXCHANGING AND SELLING SHARES
   SHAREHOLDER SERVICES
   ACCOUNT POLICIES
   DISTRIBUTIONS AND TAXES
   PRICING OF FUND SHARES


HEALTHCARE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES We invest at least 80% of the Fund's total assets in equity securities of companies, both domestic and foreign, that engage in the research, development, production, distribution, and/or sale of healthcare or medical products or services.

PRINCIPAL INVESTMENT RISKS Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in this Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks associated with investing in a fund with significant common stock holdings in healthcare companies.

The value of healthcare companies may fluctuate dramatically due to changes in the regulatory environment. A significant portion of healthcare services is funded or subsidized by the government. This means that changes in government policies or regulations may affect the demand for healthcare products and services. Other risks are product liability lawsuits and obsolescence of popular products.

The Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its investment in healthcare companies. The value of healthcare companies can, and often does, fluctuate dramatically due to various industry-related reasons, such as patent considerations, intense competition, rapid technological changes and obsolescence, and government regulation (as discussed above). As a result, you may be exposed to greater than average financial and market risk.

Please see "Additional Investment Strategies and Associated Risks" for more information.

From time to time Firsthand Capital Management, Inc. (the "Investment Adviser") may close and reopen the Fund to new and/or existing investors.

PAST FUND PERFORMANCE Performance results are not provided because the Fund has not been in existence for a full calendar year.

EXPENSE INFORMATION The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales load imposed on purchases                      None
Sales load imposed on reinvested distributions       None
Deferred sales load                                  None
Exchange fee                                         None
Redemption fee                                       2.00%*

* You will be charged a redemption fee of 2.00% if you hold shares of this Fund for less than 180 days. For this purpose, an exchange out of this Fund into another Firsthand Fund is considered a redemption of the Fund's shares. Redemption fees are paid directly to the Fund. The Fund's Transfer Agent charges a wire transfer fee of $8 for redemptions paid by wire.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                       1.50%


                                                                               2

Distribution (12b-1 fee)                             None
Other expenses                                       0.45%*
Total annual fund operating expenses                 1.95%**

* Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

** In the Advisory Agreement, the Investment Adviser agreed to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses are limited to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

EXAMPLE This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------
1 year.....$198      3 years.....$612      5 years.....$1,050      10 years.....$2,266

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES The Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for the Fund's investments are typically traded on a national securities exchange, the Nasdaq system, or over-the-counter. In the Fund's investment portfolio, we may include securities of both large, well-known companies as well as smaller, less well-known companies. The Fund may invest up to 15% of its net assets in illiquid securities.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities, including illiquid securities, are not traded actively and may be difficult to sell. Although profits in some of the Fund's holdings may be realized quickly, it is not expected that most of the Fund's investments will appreciate rapidly.

SMALL COMPANIES The Fund may invest its assets in small capitalization companies. Although smaller companies may have potential for rapid growth, investing in them is not without risk. Small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Often, the securities of smaller companies trade only over-the-counter or on a regional securities exchange, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These factors make the securities of smaller companies subject to wider price fluctuations. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

IPOs The Fund may purchase shares in initial public offerings ("IPOs"), which can be risky. Because the price of IPO shares may be volatile, the Fund may hold IPO shares for a very short time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. When it sells IPO shares, the Fund may realize taxable capital gains that it will need to distribute to shareholders.

FOREIGN SECURITIES The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in the Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

TEMPORARY DEFENSIVE MEASURES For defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help the Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, the Fund may not be able to achieve its investment objective.

WHY WE BUY Our analysis of a potential investment for the Fund focuses on valuing a company and purchasing securities of a company when we believe that its value exceeds its market price. We look closely at the fundamental worth of a company. We define fundamental worth as the value of the basic businesses of a company, including its products, technologies, customer relationships, and other sustainable competitive advantages.

To us, fundamental worth is a reflection of the value of a company's assets and its earning power. Balance sheet strength, the ability to generate earnings, and a strong competitive position are also major factors that we look at when appraising a potential investment.

WHY WE SELL The Fund may sell securities of a company if we determine that:

    -  the current market price exceeds the value of the company, or
    - alternative investments present better potential for capital appreciation.

We also may sell a security owned by the Fund when there is a negative development in a company's competitive, regulatory, or economic environment; deterioration of a company's growth prospects or financial situation; or for other reasons.


FUND MANAGEMENT
--------------------------------------------------------------------------------

Firsthand Funds (the "Trust") retains Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994. The Fund is managed by [ ].


OPERATION OF THE FUND
--------------------------------------------------------------------------------

Under the Investment Advisory Agreement (the "Advisory Agreement"), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.50% of its average daily net assets.

Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund.


HOW TO CONTACT US
--------------------------------------------------------------------------------

    CALL US:                 1.888.884.2675
                             OPTION 2: FUND INFORMATION
                             OPTION 3: AUTOMATED ACCOUNT INFORMATION
                             OPTION 4: ACCOUNT SERVICES


    VISIT OUR WEBSITE:       www.FirsthandFunds.com


    WRITE TO US:             Shareholder Services
                             Attn: Fund Information Dept.
                             Firsthand Funds
                             P.O. Box 8356
                             Boston, MA 02266-8356


BUYING SHARES
--------------------------------------------------------------------------------

ACCOUNT APPLICATION To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675 or visit www.FirsthandFunds.com to request an application.

RETIREMENT ACCOUNTS In addition to regular non-retirement accounts, we also offer the following retirement investment options: IRA plans for individuals, including Roth IRAs, SEP-IRAs, SIMPLE IRAs, and Education IRAs; and 403(b) custodial accounts. Please call Shareholder Services at 1.888.884.2675 if you would like more information on opening a retirement account.

ACCOUNT MINIMUMS*

TYPE OF ACCOUNT                     INITIAL INVESTMENT        ADDITIONAL INVESTMENT
Regular Accounts                    $10,000                   $50
All IRAs (except Education IRAs)    $ 2,000                   $50
403(b) Custodial Accounts           $ 2,000                   $50
Education IRAs                      $   500                   $50

* Lower minimums may be available through brokerage firms.

There are several ways to buy shares of the Fund. The table below describes your options.

--------------------------------------------------------------------------------------------------------------------
                    TO OPEN YOUR ACCOUNT                   TO ADD TO YOUR ACCOUNT
--------------------------------------------------------------------------------------------------------------------
BY MAIL             Mail your check, along with            Mail your check, along with an investment slip
                    your properly completed                from your account statement to Shareholder
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                    account application to                 Services. If you do not have an investment slip,
                    Shareholder Services.                  include a note with your name, the Fund name, and
                                                           your account number.

                    Make your check payable to             Make your check payable to Firsthand Funds.
                    Firsthand Funds.                       Include your account number on your check.

                    No third party checks, starter         No third party checks, starter checks, or foreign
                    checks, or foreign checks or           checks or currency will be accepted.
                    currency will be accepted.
--------------------------------------------------------------------------------------------------------------------
BY TELEPHONE        You may not open an account            Call 1.888.884.2675, option 4, to buy additional
                    by phone.                              shares. You may buy shares in amounts of at
                                                           least $50 or as much as $50,000.

                                                           Telephone transactions are made by electronic
                                                           funds transfer ("EFT") from a pre-designated
                                                           bank account. Before requesting a telephone
                                                           purchase, please make sure we have your bank
                                                           account information on file. If we do not have
                                                           this information, please call Shareholder
                                                           Services to request an application or visit our
                                                           website.
--------------------------------------------------------------------------------------------------------------------
BY WIRE             Before we can accept your              Call 1.888.884.2675, option 4, for wire
                    wire, you must mail in a               instructions.
                    properly completed application
                    to Shareholder Services. Call          Your wire must be received by 4 p.m. Eastern
                    1.888.884.2675, option 4, for          time to receive that day's NAV.
                    wire instructions.

                    Your wire must be received by
                    4 p.m. Eastern time to receive
                    that day's NAV.
--------------------------------------------------------------------------------------------------------------------
THROUGH             Contact your Broker or                 Contact your Broker or Financial Adviser.
YOUR BROKER         Financial Adviser.
--------------------------------------------------------------------------------------------------------------------


CONFIRMATION You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

ORDERS THROUGH YOUR BROKER Any order you place with a brokerage firm is treated as if it was placed directly with Firsthand Funds. Your shares may be held in a pooled account in your broker's name, and, in most cases, your broker will maintain your individual ownership information.

Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds' prospectus and shareholder reports. When you place an order with your broker, it is the broker's responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

ADDITIONAL PURCHASE INFORMATION Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New

York Stock Exchange (normally 4 p.m. Eastern time), your order will be confirmed at the NAV determined at the close of business on that day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person.

If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

Fund shares are not for sale outside of the United States and its territories.


EXCHANGING AND SELLING SHARES
--------------------------------------------------------------------------------

EXCHANGES You may exchange all or a portion of your shares from this Fund to another Firsthand Fund or for shares of the SSgA Money Market Fund at the current NAV. To order a prospectus for another Firsthand Fund, please call us or visit our website. You may exchange shares by mail or by telephone. Please note that you will be assessed a 2% redemption fee for Firsthand Fund shares exchanged within 180 days of purchase.

EXCHANGE TO THE SSgA MONEY MARKET FUND To exchange your Firsthand Fund shares for shares of the SSgA Money Market Fund, you must first obtain a copy of its prospectus and open an SSgA Money Market Fund account. To request a prospectus and account application, please call us or visit our website.

EXCHANGE FROM THE SSgA MONEY MARKET FUND  To exchange your shares of the
SSgA Money Market Fund for shares of the Fund, you must first obtain a copy of the Fund's prospectus and open an account with us. To request the prospectus and account application, please call us or visit our website.

ADDITIONAL EXCHANGE INFORMATION Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, redemption fees, and taxes, apply to exchanges.

SELLING SHARES Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options.

--------------------------------------------------------------------------------------------------
                       TO SELL SHARES
--------------------------------------------------------------------------------------------------

BY MAIL                Send written instructions including your name, account number, and the number of shares or the dollar amount you want to sell. Be sure to include all of the necessary signatures and a signature guarantee, if required.

                       A signature guarantee is required if you sell more than $50,000 worth of shares.

                       If you change the name(s) or address on your account within 30 days prior to your redemption request, you must submit your request in writing and provide a signature guarantee regardless of the value of the shares being sold. If you want your payment mailed to an address other than the one we have on file or you want the check made payable to someone else, your letter must include a signature guarantee.
--------------------------------------------------------------------------------------------------
BY TELEPHONE           Call 1.888.884.2675, option 4, to redeem shares by telephone.

                       As long as your transaction is for $50,000 or less and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone.

                       You can request to have your payment sent to you by EFT, wire, or mail.

                       You may not sell shares in an IRA or any other retirement account by telephone. Please see your IRA booklet or call Shareholder
                       Services for more details.
--------------------------------------------------------------------------------------------------
BY ELECTRONIC          Call or write to Shareholder Services to have your proceeds
FUNDS                  electronically transferred (EFT) to a pre-designated bank account.
TRANSFER
                       Before requesting an EFT, please make sure we have your bank account information on file. If we do not have this information, please call
                       1.888.884.2675, option 4, to request an application or visit our website.
--------------------------------------------------------------------------------------------------
BY WIRE                Please call 1.888.884.2675, option 4, or submit your request by mail.

                       You can request to have your proceeds wired directly to your pre-designated bank account. There is an $8 processing fee for redemptions paid by wire. Your bank may also impose a charge for processing the wire.
--------------------------------------------------------------------------------------------------
THROUGH                Contact your Broker or Financial Adviser.
YOUR BROKER
--------------------------------------------------------------------------------------------------

REDEMPTION PAYMENTS Payment, less any applicable redemption fees, is normally made within three business days after the receipt of your properly completed redemption request.

REDEMPTION FEES You will be charged a 2% redemption fee if you sell or exchange shares of the Fund within 180 days of purchase. This fee will be deducted from your redemption proceeds, unless you request that it be taken from the balance in your account. Redemption fees are paid directly to the Fund (not the Investment Adviser) and become part of that Fund's daily NAV calculation.

SELLING SHARES THROUGH YOUR BROKER You may also sell your shares through your broker. Your broker is responsible for promptly transmitting your redemption order to Shareholder Services or Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receives your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

SELLING RECENTLY PURCHASED SHARES If you bought shares by check or EFT, it may take up to 15 days from the date of purchase for your check or EFT to clear. We will send your redemption payment only after your transactions have cleared. To eliminate this delay, you may buy shares of a Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION In unusual circumstances, or as determined by the SEC, we may suspend redemptions or postpone the payment of redemption proceeds.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account each month. Sign up for the Automatic Investment Plan on your account application or call us.

You may change the amount of your investment or discontinue the plan at any time by calling us or by writing to Shareholder Services. Although the minimum monthly investment is $50, the minimum for an initial investment still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service.

PAYROLL DIRECT DEPOSIT PLAN You may automatically transfer all or part of your paycheck or Social Security check to your Firsthand Funds account. For more information or to sign up for this option, callShareholder Services.

SYSTEMATIC WITHDRAWAL PLAN ("SWP") This plan allows you to systematically sell your shares and receive regular payments from your account. You may schedule to receive payments monthly or quarterly, on the 15th of the month, unless you request a different date. Payments can be sent to you by mail or by EFT. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers but reserves the right, upon 30 days prior written notice, to make reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION You may change your pre-designated bank or brokerage account at any time in writing. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of the Fund.

Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to us, or you may download the Account Services form from our website.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 4, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privileges on your account application, or you may call us at any time to cancel.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

MARKET TIMERS Firsthand Funds may restrict or refuse purchases or exchanges from Market Timers. You may be considered a "Market Timer" if you:

    - Exchange or redeem shares of the Fund more than 2 times within a rolling 90-day period, or
    -  Exchange or redeem shares of the Fund more than 4 times a year, or
    - Appear to follow a market timing pattern that may adversely affect the Fund (e.g., frequent purchases and sales of Fund shares).

ACCOUNTS WITH LOW BALANCES If your account's value falls below $10,000 as the result of one or more redemptions, we reserve the right to close your account (except retirement accounts). Prior to closing your account, we will notify you in writing and give you 60 days to increase the value of your account to the minimum balance.

LARGE REDEMPTIONS Large redemptions can negatively impact the Fund's investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemption amounts to more than 1% of the Fund's net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a "redemption in-kind").


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS The Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions in either of the following ways:

    -  Paid by check; or
    -  Reinvested distributions.

Distributions are automatically reinvested in additional shares of the Fund at its NAV on the distribution date unless you elect to have your distributions paid in cash. Please call us if you wish to change your distribution option or visit our website (select ACCOUNT SERVICES).

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES The following discussion regarding taxes is based on the federal income tax laws that were in effect as of the date of this prospectus, and it summarizes only some of the important federal income tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax adviser regarding the foreign, federal, state, and local income tax consequences to you of an investment in the Fund. Further federal income tax considerations are discussed in the Statement of Additional Information.

TAXES ON DISTRIBUTIONS The Fund will distribute substantially all of its income and capital gains. Distributions of the Fund's net capital gains (generally, the excess of long-term capital gains over short-term capital losses) will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares. Distributions of the Fund's income from all other sources generally will be taxable to you as ordinary income. Distributions from the Fund normally will be taxable to you when paid, whether you automatically reinvest them in additional Fund shares or you elect to take the distribution in cash.

TAXES ON TRANSACTIONS Redemptions (including redemptions in-kind) and exchanges of the Fund's shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. If you have held your Fund shares for more than one year at the time of redemption or exchange, such capital gain or loss will be a long-term capital gain or loss.

ADDITIONAL TAX INFORMATION Foreign shareholders may be subject to different tax treatment, including withholding taxes. U.S. residents may be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by the Fund.

DISTRIBUTION TAX STATEMENTS Each year, the Trust will send you a statement indicating the amount and federal income tax status of all distributions made to you during the previous year.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------

CALCULATING THE NAV The Fund calculates its share price, or net asset value ("NAV"), at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the exchange is open. Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of the Fund is calculated by dividing the sum of the value of the securities held by that Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

If the market price for a security in the Fund's portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees. If the Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

VALUATION OF PORTFOLIO SECURITIES The NAV of the Fund will fluctuate as the value of the securities it holds fluctuates. The Fund's portfolio of securities is valued as follows:

   1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time). If a security is not traded that day, the security will be valued at its most recent bid price.

   2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

   3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

   4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

[Back Cover]

Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.FirsthandFunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113

Underwriter
ALPS Distributors, Inc.
370 17th Street
Suite 3100
Denver, CO 80202

Transfer Agent
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information ("SAI"). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). The Fund's Annual and Semi-Annual Reports will include a discussion of the Fund's holdings and recent market conditions and investment strategies that affected performance during the last fiscal year of the Fund.

To obtain a free copy of any of these documents or to request other information or ask questions about the Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.FirsthandFunds.com.

Information about the Fund (including the Fund's SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 1.202.942.8090. The Fund's Annual and Semi-Annual Reports and additional information about the Fund will be available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of Fund information, after paying a copying fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Firsthand is a registered trademark of Firsthand Capital Management, Inc.

File No. 811-8268

                                 FIRSTHAND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2001

                              MULTI-CAP GROWTH FUND

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Fund dated ________, 2001, as may be amended. A copy of the Prospectus can be obtained by writing to Firsthand Funds at P.O. Box 8356, Boston, MA 02266-8356, or by calling Firsthand Funds toll-free at 1.888.884.2675.

                                TABLE OF CONTENTS

THE TRUST......................................................................
DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS ................................
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS .......................
INVESTMENT RESTRICTIONS........................................................
TRUSTEES AND OFFICERS..........................................................
CODES OF ETHICS................................................................
INVESTMENT ADVISORY AND OTHER SERVICES ........................................
THE UNDERWRITER ...............................................................
SECURITIES TRANSACTIONS .......................................................
PORTFOLIO TURNOVER ............................................................
PURCHASE, REDEMPTION, AND PRICING OF SHARES ...................................
TAXES .........................................................................
HISTORICAL PERFORMANCE INFORMATION.............................................
CUSTODIAN .....................................................................
LEGAL COUNSEL AND AUDITORS ....................................................
STATE STREET BANK AND TRUST COMPANY............................................
FINANCIAL STATEMENTS  .........................................................

                                    THE TRUST

Firsthand Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on November 8, 1993 and offers shares of [number] series. Prior to May 1, 1998, the name of the Trust was Interactive Investments Trust. This SAI pertains to the Multi-Cap Growth Fund. The Fund is a diversified series and has its own investment objective and policies.

The shares of each series of Firsthand Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by individual Funds, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund. Each share of the Fund is entitled to its pro rata portion of such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of the Fund, the shareholders of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees who allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

                 DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below.

MAJORITY. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Trust (or the Fund) means the lesser of (a) two-thirds or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Trust (or the Fund).

DEBT SECURITIES. The Fund may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities, or state or municipal government agencies that in the opinion of the Firsthand Capital Management, Inc., the Fund's investment adviser (the "Investment Adviser"), offer long-term capital appreciation possibilities because of the timing of such investments. The Fund intends that no more than 35% of its total assets will be comprised of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if the Fund invests in the debt obligations described above, such investments will generally be made when the Investment Adviser expects that prevailing interest rates will be falling, and will generally be sold when the Investment Adviser expects interest rates to rise.

The Fund's investments in debt securities will consist solely of investment-grade securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities that the Investment Adviser determines are of investment-grade quality. While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Investment Adviser's assessment of the most opportune time for sale.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, and these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion, and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the custodian or in the Federal Reserve Book Entry System.

MONEY MARKET FUNDS. The Fund may, under certain circumstances, invest a portion of its assets in money market investment companies. The 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts the Fund's investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market investment company involves payment by the Fund of its pro rata share of fees paid by such investment company, which are in addition to the Fund's own advisory and administrative fees.

WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment in the warrant).

FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements that are comparable to those that are applicable to U.S. companies. There may be less governmental supervision of foreign securities markets and the brokers and issuers of foreign securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than those in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments, expropriation or nationalization of assets, restrictions on foreign investments and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and the difficulty of enforcing legal rights outside the United States.

WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time before a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the appropriate clearing agency and the exchanges on which the option is traded.

The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, although the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, the call writer has retained the risk of loss should the price of the underlying security decline. Currently, writing covered call options is not a principal investment strategy of the Fund.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if the Fund is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains, in a segregated account with its custodian, cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

The risks involved in writing put options include the chance that a closing transaction cannot be affected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Currently, writing covered put options is not a principal investment strategy of the Fund.

OPTIONS TRANSACTIONS GENERALLY. Options transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may have that option exercised at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; there may be imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market-imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts, and securities markets and the Investment Adviser's ability to select the proper time, type, and duration of the options.

By writing options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. The Fund also may seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurs, the option could be exercised and the underlying security would then be sold to the Fund at a price higher than its then-current market value. The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid, which would represent a realized loss to the Fund. When writing put options, the Fund is required to segregate cash and/or liquid securities to meet its obligations. When writing call options, the Fund is required to own the underlying financial instrument or segregate with its custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions, or to achieve its investment objective may be impaired.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

It is the present intention of the Investment Adviser not to commit greater than 30% of the Fund's net assets to option strategies.

BORROWING. The Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund may pledge its assets in connection with borrowings. While the Fund's borrowings exceed 5% of its total assets, it will not purchase additional portfolio securities.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes the Fund to risks, including the risk that a borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. Government obligations, with the Fund's custodian in an amount equal to or greater than the market value of the loaned securities. The Fund will limit loans of its portfolio securities to no more than 30% of the Fund's total assets.

For lending its securities, the Fund receives from the borrower one or more of (a) negotiated loan fees, and/or (b) interest on cash or securities used as collateral, or interest on short-term debt securities purchased with such collateral (either type of interest may be shared with the borrower). The Fund may also pay fees to placing brokers as well as to the custodian and administrator in connection with loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities in time to vote on any important matter.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities. In addition, a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund also might have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. In addition, such securities could become illiquid if, for a time, qualified institutional buyers become unavailable, and if such securities become illiquid, they would be counted as illiquid when determining the limit on illiquid securities held in the Fund's portfolio.

         QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large (or by an exceptionally stable) margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

STANDARD & POOR'S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

aaa - An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue that is rated a is considered to be an upper-medium grade preferred stock. Although risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR'S

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

                             INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions. These restrictions may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. The Fund shall not:

     1. Underwrite the securities of other issuers, except that the Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

     2. Purchase or sell real estate or interests in real estate, but the Fund may purchase marketable securities of companies holding real estate or interests in real estate.

     3. Purchase or sell commodities or commodity contracts, including futures contracts, except that the Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

     4. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of the Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the Fund's total assets.

     5. Purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase portfolio securities.

     7. Purchase or sell puts and calls on securities, except that the Fund may purchase and sell puts and calls on stocks and stock indices.

     8.  Make short sales of securities.

     9. Participate on a joint or joint-and-several basis in any securities trading account.

     10. Purchase the securities of any other investment company except in compliance with the 1940 Act.

The Fund shall not issue senior securities, except as permitted by its investment objective, policies, and restrictions, and except as permitted by the 1940 Act.

With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above a fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction if the excess is a result of an increase in market value. An excess that results immediately and directly from the acquisition of any security or the action taken will be a violation of any stated percentage limitation.

                              TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust. The Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request from the Trust. Pursuant to the Declaration of Trust, the Trustees have elected officers, including a president, secretary, and treasurer. Under the Declaration of Trust, the Board of Trustees retains the power to conduct, operate, and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. Following is a list of the Trustees and officers of the Trust and their compensation from the Trust for the fiscal year ended December 31, 2000.

                                                   Year of        Position Held                   Total
Name                                                Birth         with the Trust                  Compensation**
----                                                -----         --------------                  ------------
Kevin M. Landis*.............................      1961        Trustee/President                    N/A
Michael T. Lynch.............................      1961        Trustee                              $50,000***
Jerry Wong...................................      1951        Trustee                              $50,000***
Yakoub Bellawala.............................      1965        Treasurer                            N/A
Omar Billawala...............................      1961        Secretary                            N/A
William Beston...............................      1967        Assistant Treasurer                  N/A
Julie Tedesco................................      1957        Assistant Secretary                  N/A
Sheila Twible................................      1957        Assistant Treasurer                  N/A
------------------

*Kevin M. Landis is an affiliated person of the Investment Adviser and is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
** The Trust does not maintain pension or retirement plans.
*** During the fiscal year ended December 31, 2000, the Trust adopted the Firsthand Funds' deferred compensation plan. Under the plan, each independent trustee may elect to defer some or all of his fees for a period of at least two years from the date of the deferral.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

KEVIN M. LANDIS, 125 South Market, Suite 1200, San Jose, CA 95113, is President of Firsthand Capital Management, Inc. and has been a portfolio manager with Firsthand Capital Management, Inc. since 1994.

MICHAEL T. LYNCH, 1100 Olive Way, Suite 1270, Seattle, WA 98101, is currently Vice President of Sales and Business Development at Picture IQ Corporation (a manufacturer of digital imaging software). Mr. Lynch served as a Product Manager for Iomega Corp. (a manufacturer of computer peripherals) from 1995 through 1999.

JERRY WONG, 999 Baker Way, Suite 200, San Mateo, CA 94404, is currently Vice President of Finance and Executive Vice President of U.S. Operations of Poet Holdings, Inc. (a manufacturer of software). Mr. Wong has been with Poet Holdings, Inc. since 1995.

YAKOUB BELLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Vice President of Business Development of Firsthand Capital Management, Inc. He was previously the Database Marketing Manager for Silicon Graphics, Inc. (a manufacturer of computers) from 1995 through 1996.

OMAR BILLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Chief Operating Officer of Firsthand Capital Management, Inc. Prior to that, he was an associate at the law firm of Paul Hastings, Janofsky & Walker LLP from 1997 to 1999.

WILLIAM BESTON, 225 Franklin Street, Boston, MA 02110, has been a Vice President at State Street Bank and Trust Company from June 1996 to the present. Prior to that, he was a manager at Coopers & Lybrand from 1989-1996.

JULIE TEDESCO, 225 Franklin Street, Boston, MA 02110, is a Vice President and Associate Counsel at State Street Bank and Trust Company. From 1994 to January, 2000, she was Counsel at First Data Investor Services Group, Inc., which is a third-party mutual fund administrator.

SHEILA TWIBLE, 225 Franklin Street, Boston, MA 02110, has been a Director of Fund Administration at State Street Bank and Trust Company from 1992 to the present.

                                 CODES OF ETHICS

The Trust, its Investment Adviser, and its principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities that may be purchased or held by the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, is registered as an investment adviser with the Securities and Exchange Commission under the 1940 Act. The Investment Adviser is controlled by Kevin M. Landis. Prior to September 1999, the Investment Adviser was named Interactive Research Advisers, Inc.

Under the terms of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser, the Investment Adviser shall provide the Fund with investment research, advice, management, and supervision and shall manage the investment and reinvestment of the assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

Pursuant to the Advisory Agreement, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and/or, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

By its terms, the Advisory Agreement remains in force for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the

Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The Board of Trustees of the Trust has approved an Administration Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's books of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

Pursuant to the Administration Agreement, the Fund pays to the Investment Adviser, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Administration Agreement may be terminated by the Trust at any time, on 60 days' written notice to the Investment Adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

                                 THE UNDERWRITER

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, CO 80202, serves as principal underwriter for the Trust pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that it will continue in effect for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated on 60 days' notice, without the payment of any penalty, by the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Underwriter. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                             SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

The Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Selecting a broker-dealer in recognition of services or products other than transaction execution is known as paying for those services or products with "soft dollars." The Investment Adviser will make decisions involving the research and investment services provided by the brokerage houses in a manner that satisfies the requirements of the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment Adviser's other investment accounts. The Fund may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the "third market" (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these transactions.

                               PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and could reduce the Fund's returns. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate. The turnover for the Fund is not expected to exceed 100% annually.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

PURCHASE OF SHARES. Properly completed orders for shares that are received by the Trust prior to the close of business on the New York Stock Exchange (the "NYSE") are priced at the net asset value per share computed as of the close of the regular session of trading on the NYSE on that day. Properly completed orders received after the close of the NYSE, or on a day the NYSE is not open for trading, are priced at the net asset value at the close of the NYSE on the next day on which the NYSE is open for trading.

As stated in the Prospectus for the Fund dated __________, 2001 under the "Orders through Your Broker" section, the Trust has authorized brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A customer order placed through an authorized broker or the broker's authorized designee will be priced at the Fund's net asset value next computed after the order is accepted by the broker or the broker's designee.

REDEMPTION OF SHARES. The right of redemption may not be suspended, or the payment of a redemption may not be postponed, for more than seven calendar days after the receipt of a shareholder's redemption request is made in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus, except (a) for any period during which the NYSE is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (b) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (c) for any other period that the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

When a redemption is requested, the Trust will redeem all or any portion of your shares of the Fund in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus.

CALCULATION OF SHARE PRICE. The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays, and the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. Because the Fund may have portfolio securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. For a description of the methods used to determine the share price, see "Pricing of Fund Shares" in the Prospectus.

                                      TAXES

The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts) derived with respect to their business of investing in such stock, securities, or currencies;

(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As regulated investment companies, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, the Fund intends to make distributions in accordance with these distribution requirements.

In view of the Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of the Fund's gross income. Distributions by the Fund of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of the Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends-received deduction available to corporations, a capital gain dividend-received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends-received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends-received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

Because the Fund may invest in securities of foreign companies, the Fund may be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by its shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election, and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.

Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, exchange, redemption, or repurchase of shares of the Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Fund which he or she has held for less than six months and on which he or she has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Fund.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all federal tax consequences applicable to an investment in the Fund. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Fund.

                       HISTORICAL PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:


                   P(1+T)(to the power of n)= ERV

Where:

P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
n    =  number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods of the Fund's existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may calculate performance using any other historical measure of performance (not subject to any prescribed method of computation). A nonstandardized quotation may also indicate average annual compounded rate of return over periods other than those specified for average annual total return. The average annual total returns for nonstandardized reporting years (the 2-, 3-, and 4-year periods) are calculated using the same formula provided above for the average annual total return quotations.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Funds.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers, and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices, and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

Both Morningstar Principia Pro and Lipper Mutual Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Morningstar, Inc. or by Lipper Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index, the Value Line Composite Index, and the Lipper Science & Technology Fund Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the Exchange. The Russell 2000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the investable U.S. equity market). The NASDAQ Composite Index is an unmanaged index that averages the trading prices of more than almost 5,000 domestic companies. The Value Line Composite Index is an unmanaged equal-weighted index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement. The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invests at least 65% of their equity portfolios in science and technology stocks.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate their performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                                    CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian for the Fund's investments. State Street acts as the Fund's depository, safe-keeps the portfolio securities, collects all income and other payments with respect to the Fund, disburses funds as instructed, and maintains records in connection with its duties.

                           LEGAL COUNSEL AND AUDITORS

The law firm of Morrison & Foerster LLP, 2000 Pennsylvania Avenue, NW, Washington, DC 20006, acts as legal counsel for the Trust and the Trust's independent Trustees.

The firm of [firm name and address], is the Trust's independent auditor. [ ] performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

                       STATE STREET BANK AND TRUST COMPANY

State Street is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares, and act as dividend and distribution disbursing agent. State Street also provides sub-administrative services to the Fund, calculates daily net asset value per share, and maintains such books and records as are necessary to enable State Street to perform its duties. For the performance of these services, the Investment Adviser (not the Fund) pays State Street (1) a fee for sub-administrative services at the annual rate of 0.03% of the first $1 billion of the Trust's average daily net assets, 0.025% of the next $1 billion of the Trust's average daily net assets, 0.02% of the next $1 billion of the Trust's average daily net assets, 0.015% of the next $2 billion of the Trust's average daily net assets, and 0.010% of the average daily net assets of the Trust thereafter; (2) a fee for transfer agency and shareholder services at the annual rate of 0.02% of the Trust's average daily net assets; and (3) a fee for accounting and pricing services at the annual rate of 0.0125% of the first $1 billion of the Trust's average daily net assets, 0.01% of the next $1 billion of the Trust's average daily net assets, 0.005% of the next $1 billion of the Trust's average daily net assets, and 0.0025% of the Trust's average daily net assets thereafter.

                              FINANCIAL STATEMENTS

Because the Fund has not yet commenced operations as of the date of this SAI, financial statements are not available.

                                FIRSTHAND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2001

                             AGGRESSIVE GROWTH FUND

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Funds dated __________, 2001, as may be amended. A copy of the Prospectus can be obtained by writing to Firsthand Funds at P.O. Box 8356, Boston, MA 02266-8356, or by calling Firsthand Funds toll-free at 1.888.884.2675.

                                TABLE OF CONTENTS

THE TRUST.....................................................................
DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS ...............................
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS ......................
INVESTMENT RESTRICTIONS.......................................................
TRUSTEES AND OFFICERS.........................................................
CODES OF ETHICS...............................................................
INVESTMENT ADVISORY AND OTHER SERVICES .......................................
THE UNDERWRITER ..............................................................
SECURITIES TRANSACTIONS ......................................................
PORTFOLIO TURNOVER ...........................................................
PURCHASE, REDEMPTION, AND PRICING OF SHARES ..................................
TAXES ........................................................................
CUSTODIAN ....................................................................
LEGAL COUNSEL AND AUDITORS ...................................................
STATE STREET BANK AND TRUST COMPANY...........................................
FINANCIAL STATEMENTS  ........................................................

                                    THE TRUST

Firsthand Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on November 8, 1993, and offers shares of [number] series. Prior to May 1, 1998, the name of the Trust was Interactive Investments Trust. This SAI pertains to the Aggressive Growth Fund. The Fund is a diversified series and has its own investment objective and policies.

The shares of each series of Firsthand Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by individual Funds, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund. Each share of the Fund is entitled to its pro rata portion of such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of the Fund, the shareholders of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees who allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

                 DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below.

MAJORITY. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Trust (or the Fund) means the lesser of (a) two-thirds or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Trust (or the Fund).

DEBT SECURITIES. The Fund may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Firsthand Capital Management, Inc., the Fund's investment adviser (the "Investment Adviser"), offer long-term capital appreciation possibilities because of the timing of such investments. The Fund intends that no more than 35% of its total assets will be comprised of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if the Fund invests in the debt obligations described above, such investments will generally be made when the Investment Adviser expects that prevailing interest rates will be falling, and will generally be sold when the Investment Adviser expects interest rates to rise.

The Fund's investments in debt securities will consist solely of investment-grade securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities that the Investment Adviser determines are of investment-grade quality. While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Investment Adviser's assessment of the most opportune time for sale.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, and these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion, and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the custodian or in the Federal Reserve Book Entry System.

MONEY MARKET FUNDS. The Fund may, under certain circumstances, invest a portion of its assets in money market investment companies. The 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts the Fund's investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market investment company involves payment by the Fund of its pro rata share of fees paid by such investment company, which are in addition to the Fund's own advisory and administrative fees.

WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment in the warrant).

FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements that are comparable to those that are applicable to U.S. companies. There may be less governmental supervision of foreign securities markets and the brokers and issuers of foreign securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than those in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments, expropriation or nationalization of assets, restrictions on foreign investments and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and the difficulty of enforcing legal rights outside the United States.

WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time before a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the appropriate clearing agency and the exchanges on which the option is traded.

The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, although the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, the call writer has retained the risk of loss should the price of the underlying security decline. Currently, writing covered call options is not a principal investment strategy of the Fund.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if the Fund is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains, in a segregated account with its custodian, cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

The risks involved in writing put options include the chance that a closing transaction cannot be affected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Currently, writing covered put options is not a principal investment strategy of the Fund.

OPTIONS TRANSACTIONS GENERALLY. Options transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may have that option exercised at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; there may be imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market-imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts, and securities markets and the Investment Adviser's ability to select the proper time, type, and duration of the options.

By writing options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. The Fund also may seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurs, the option could be exercised and the underlying security would then be sold to the Fund at a price higher than its then-current market value. The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid, which would represent a realized loss to the Fund. When writing put options, the Fund is required to segregate cash and/or liquid securities to meet its obligations. When writing call options, the Fund is required to own the underlying financial instrument or segregate with its custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions, or to achieve its investment objective may be impaired.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

It is the present intention of the Investment Adviser not to commit greater than 30% of the Fund's net assets to option strategies.

BORROWING. The Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund may pledge its assets in connection with borrowings. While the Fund's borrowings exceed 5% of its total assets, it will not purchase additional portfolio securities.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes the Fund to risks, including the risk that a borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. Government obligations, with the Fund's custodian in an amount equal to or greater than the market value of the loaned securities. The Fund will limit loans of its portfolio securities to no more than 30% of the Fund's total assets.

For lending its securities, the Fund receives from the borrower one or more of (a) negotiated loan fees, and/or (b) interest on cash or securities used as collateral, or interest on short-term debt securities purchased with such collateral (either type of interest may be shared with the borrower). The Fund may also pay fees to placing brokers as well as to the custodian and administrator in connection with loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities in time to vote on any important matter.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities. In addition, a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund also might have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. In addition, such securities could become illiquid if, for a time, qualified institutional buyers become unavailable, and if such securities become illiquid, they would be counted as illiquid when determining the limit on illiquid securities held in the Fund's portfolio.

         QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large (or by an exceptionally stable) margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

STANDARD & POOR'S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

aaa - An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue that is rated a is considered to be an upper-medium grade preferred stock. Although risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR'S

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

                             INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions. These restrictions may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. The Fund shall not:

1. Underwrite the securities of other issuers, except that the Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

2. Purchase or sell real estate or interests in real estate, but the Fund may purchase marketable securities of companies holding real estate or interests in real estate.

3. Purchase or sell commodities or commodity contracts, including futures contracts, except that the Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

4. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of the Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the Fund's total assets.

5. Purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase portfolio securities.

7. Purchase or sell puts and calls on securities, except that the Fund may purchase and sell puts and calls on stocks and stock indices.

8.   Make short sales of securities.

9. Participate on a joint or joint-and-several basis in any securities trading account.

10. Purchase the securities of any other investment company except in compliance with the 1940 Act.

The Fund shall not issue senior securities, except as permitted by its investment objective, policies, and restrictions, and except as permitted by the 1940 Act.

With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above a fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction if the excess is a result of an increase in market value. An excess that results immediately and directly from the acquisition of any security or the action taken will be a violation of any stated percentage limitation.

                              TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust. The Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request from the Trust. Pursuant to the Declaration of Trust, the Trustees have elected officers, including a president, secretary, and treasurer. Under the Declaration of Trust, the Board of Trustees retains the power to conduct, operate, and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. Following is a list of the Trustees and officers of the Trust and their compensation from the Trust for the fiscal year ended December 31, 2000.


                                                  Year of        Position Held                     Total
Name                                               Birth         with the Trust                    Compensation**
----                                              -------        --------------                    --------------
Kevin M. Landis*.............................      1961        Trustee/President                   N/A
Michael T. Lynch.............................      1961        Trustee                             $50,000***
Jerry Wong...................................      1951        Trustee                             $50,000***
Yakoub Bellawala.............................      1965        Treasurer                           N/A
Omar Billawala...............................      1961        Secretary                           N/A
William Beston...............................      1967        Assistant Treasurer                 N/A
Julie Tedesco................................      1957        Assistant Secretary                 N/A
Sheila Twible................................      1957        Assistant Treasurer                 N/A

------------------
*Kevin M. Landis is an affiliated person of the Investment Adviser and is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
** The Trust does not maintain pension or retirement plans.
*** During the fiscal year ended December 31, 2000, the Trust adopted the Firsthand Funds' deferred compensation plan. Under the plan, each independent trustee may elect to defer some or all of his fees for a period of at least two years from the date of the deferral.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

KEVIN M. LANDIS, 125 South Market, Suite 1200, San Jose, CA 95113, is President of Firsthand Capital Management, Inc. and has been a portfolio manager with Firsthand Capital Management, Inc. since 1994.

MICHAEL T. LYNCH, 1100 Olive Way, Suite 1270, Seattle, WA 98101, is currently Vice President of Sales and Business Development at Picture IQ Corporation (a manufacturer of digital imaging software). Mr. Lynch served as a Product Manager for Iomega Corp. (a manufacturer of computer peripherals) from 1995 through 1999.

JERRY WONG, 999 Baker Way, Suite 200, San Mateo, CA 94404, is currently Vice President of Finance and Executive Vice President of U.S. Operations of Poet Holdings, Inc. (a manufacturer of software). Mr. Wong has been with Poet Holdings, Inc. since 1995.

YAKOUB BELLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Vice President of Business Development of Firsthand Capital Management, Inc. He was previously the Database Marketing Manager for Silicon Graphics, Inc. (a manufacturer of computers) from 1995 through 1996.

OMAR BILLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Chief Operating Officer of Firsthand Capital Management, Inc. Prior to that, he was an associate at the law firm of Paul Hastings, Janofsky & Walker LLP from 1997 to 1999.

WILLIAM BESTON, 225 Franklin Street, Boston, MA 02110, has been a Vice President at State Street Bank and Trust Company from June 1996 to the present. Prior to that, he was a manager at Coopers & Lybrand from 1989-1996.

JULIE TEDESCO, 225 Franklin Street, Boston, MA 02110, is a Vice President and Associate Counsel at State Street Bank and Trust Company. From 1994 to January, 2000, she was Counsel at First Data Investor Services Group, Inc., which is a third-party mutual fund administrator.

SHEILA TWIBLE, 225 Franklin Street, Boston, MA 02110, has been a Director of Fund Administration at State Street Bank and Trust Company from 1992 to the present.

                                 CODES OF ETHICS

The Trust, its Investment Adviser, and its principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities that may be purchased or held by the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, is registered as an investment adviser with the Securities and Exchange Commission under the 1940 Act. The Investment Adviser is controlled by Kevin M. Landis. Prior to September 1999, the Investment Adviser was named Interactive Research Advisers, Inc.

Under the terms of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser, the Investment Adviser shall provide the Fund with investment research, advice, management, and supervision and shall manage the investment and reinvestment of the assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

Pursuant to the Advisory Agreement, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and/or, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

By its terms, the Advisory Agreement remains in force for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the

Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The Board of Trustees of the Trust has approved an Administration Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's books of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

Pursuant to the Administration Agreement, the Fund pays to the Investment Adviser, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Administration Agreement may be terminated by the Trust at any time, on 60 days' written notice to the Investment Adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

                                 THE UNDERWRITER

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, CO 80202, serves as principal underwriter for the Trust pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that it will continue in effect for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated on 60 days' notice, without the payment of any penalty, by the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Underwriter. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                             SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

The Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Selecting a broker-dealer in recognition of services or products other than transaction execution is known as paying for those services or products with "soft dollars." The Investment Adviser will make decisions involving the research and investment services provided by the brokerage houses in a manner that satisfies the requirements of the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment Adviser's other investment accounts. The Fund may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the "third market" (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these transactions.

                               PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and could reduce the Fund's returns. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate. The turnover for the Fund is not expected to exceed 100% annually.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

PURCHASE OF SHARES. Properly completed orders for shares that are received by the Trust prior to the close of business on the New York Stock Exchange (the "NYSE") are priced at the net asset value per share computed as of the close of the regular session of trading on the NYSE on that day. Properly completed orders received after the close of the NYSE, or on a day the NYSE is not open for trading, are priced at the net asset value at the close of the NYSE on the next day on which the NYSE is open for trading.

As stated in the Prospectus for the Fund dated __________, 2001 under the "Orders through Your Broker" section, the Trust has authorized brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A customer order placed through an authorized broker or the broker's authorized designee will be priced at the Fund's net asset value next computed after the order is accepted by the broker or the broker's designee.

REDEMPTION OF SHARES. The right of redemption may not be suspended, or the payment of a redemption may not be postponed, for more than seven calendar days after the receipt of a shareholder's redemption request is made in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus, except (a) for any period during which the NYSE is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (b) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (c) for any other period that the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

When a redemption is requested, the Trust will redeem all or any portion of your shares of the Fund in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus.

CALCULATION OF SHARE PRICE. The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays, and the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. Because the Fund may have portfolio securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. For a description of the methods used to determine the share price, see "Pricing of Fund Shares" in the Prospectus.

                                      TAXES

The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to their business of investing in such stock, securities or currencies;

(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As regulated investment companies, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, the Fund intends to make distributions in accordance with these distribution requirements.

In view of the Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of the Fund's gross income. Distributions by the Fund of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of the Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

Because the Fund may invest in securities of foreign companies, the Fund may be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by its shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election, and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.

Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, exchange, redemption, or repurchase of shares of the Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Fund which he or she has held for less than six months and on which he or she has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Fund.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all federal tax consequences applicable to an investment in the Fund. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Fund.

                       HISTORICAL PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:


                    P(1+T)(to the power of n)= ERV

Where:

P       =  a hypothetical initial payment of $1,000
T       =  average annual total return
n       =  number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods of the Fund's existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may calculate performance using any other historical measure of performance (not subject to any prescribed method of computation). A nonstandardized quotation may also indicate average annual compounded rate of return over periods other than those specified for average annual total return. The average annual total returns for nonstandardized reporting years (the 2-, 3-, and 4-year periods) are calculated using the same formula provided above for the average annual total return quotations.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Funds.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers, and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices, and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

Both Morningstar Principia Pro and Lipper Mutual Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Morningstar, Inc. or by Lipper Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index, the Value Line Composite Index, and the Lipper Science & Technology Fund Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the Exchange. The Russell 2000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the investable U.S. equity market). The NASDAQ Composite Index is an unmanaged index that averages the trading prices of more than almost 5,000 domestic companies. The Value Line Composite Index is an unmanaged equal-weighted index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement. The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invests at least 65% of their equity portfolios in science and technology stocks.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate their performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                                    CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian for the Fund's investments. State Street acts as the Fund's depository, safe-keeps the portfolio securities, collects all income and other payments with respect to the Fund, disburses funds as instructed, and maintains records in connection with its duties.

                           LEGAL COUNSEL AND AUDITORS

The law firm of Morrison & Foerster LLP, 2000 Pennsylvania Avenue, NW, Washington, DC 20006, acts as legal counsel for the Trust and the Trust's independent Trustees.

The firm of [firm name and address], is the Trust's independent auditor. [ ] performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

                       STATE STREET BANK AND TRUST COMPANY

State Street is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares, and act as dividend and distribution disbursing agent. State Street also provides sub-administrative services to the Fund, calculates daily net asset value per share, and maintains such books and records as are necessary to enable State Street to perform its duties. For the performance of these services, the Investment Adviser (not the Fund) pays State Street (1) a fee for sub-administrative services at the annual rate of 0.03% of the first $1 billion of the Trust's average daily net assets, 0.025% of the next $1 billion of the Trust's average daily net assets, 0.02% of the next $1 billion of the Trust's average daily net assets, 0.015% of the next $2 billion of the Trust's average daily net assets, and 0.010% of the average daily net assets of the Trust thereafter; (2) a fee for transfer agency and shareholder services at the annual rate of 0.02% of the Trust's average daily net assets; and (3) a fee for accounting and pricing services at the annual rate of 0.0125% of the first $1 billion of the Trust's average daily net assets, 0.01% of the next $1 billion of the Trust's average daily net assets, 0.005% of the next $1 billion of the Trust's average daily net assets, and 0.0025% of the Trust's average daily net assets thereafter.

                              FINANCIAL STATEMENTS

Because the Fund has not yet commenced operations as of the date of this SAI, financial statements are not available.

                                FIRSTHAND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2001

                               BIOTECHNOLOGY FUND

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Funds dated __________, 2001, as may be amended. A copy of the Prospectus can be obtained by writing to Firsthand Funds at P.O. Box 8356, Boston, MA 02266-8356, or by calling Firsthand Funds toll-free at 1.888.884.2675.

                                TABLE OF CONTENTS

THE TRUST......................................................................
DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS ................................
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS .......................
INVESTMENT RESTRICTIONS........................................................
TRUSTEES AND OFFICERS..........................................................
CODES OF ETHICS................................................................
INVESTMENT ADVISORY AND OTHER SERVICES ........................................
THE UNDERWRITER ...............................................................
SECURITIES TRANSACTIONS .......................................................
PORTFOLIO TURNOVER ............................................................
PURCHASE, REDEMPTION, AND PRICING OF SHARES ...................................
TAXES .........................................................................
CUSTODIAN .....................................................................
LEGAL COUNSEL AND AUDITORS ....................................................
STATE STREET BANK AND TRUST COMPANY............................................
FINANCIAL STATEMENTS  .........................................................

                                    THE TRUST

Firsthand Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on November 8, 1993, and offers shares of [number] series. Prior to May 1, 1998, the name of the Trust was Interactive Investments Trust. This SAI pertains to the Biotechnology Fund. The Fund is a non-diversified series and has its own investment objective and policies.

The shares of each series of Firsthand Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by individual Funds, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund. Each share of the Fund is entitled to its pro rata portion of such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of the Fund, the shareholders of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees who allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

                 DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below.

MAJORITY. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Trust (or the Fund) means the lesser of (a) two-thirds or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Trust (or the Fund).

DEBT SECURITIES. The Fund may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Firsthand Capital Management, Inc., the Fund's investment adviser (the "Investment Adviser"), offer long-term capital appreciation possibilities because of the timing of such investments. The Fund intends that no more than 35% of its total assets will be comprised of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if the Fund invests in the debt obligations described above, such investments will generally be made when the Investment Adviser expects that prevailing interest rates will be falling, and will generally be sold when the Investment Adviser expects interest rates to rise.

The Fund's investments in debt securities will consist solely of investment-grade securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities that the Investment Adviser determines are of investment-grade quality. While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Investment Adviser's assessment of the most opportune time for sale.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, and these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion, and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the custodian or in the Federal Reserve Book Entry System.

MONEY MARKET FUNDS. The Fund may, under certain circumstances, invest a portion of its assets in money market investment companies. The 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts the Fund's investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market investment company involves payment by the Fund of its pro rata share of fees paid by such investment company, which are in addition to the Fund's own advisory and administrative fees.

WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment in the warrant).

FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements that are comparable to those that are applicable to U.S. companies. There may be less governmental supervision of foreign securities markets and the brokers and issuers of foreign securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than those in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments, expropriation or nationalization of assets, restrictions on foreign investments and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and the difficulty of enforcing legal rights outside the United States.

WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time before a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the appropriate clearing agency and the exchanges on which the option is traded.

The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, although the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, the call writer has retained the risk of loss should the price of the underlying security decline. Currently, writing covered call options is not a principal investment strategy of the Fund.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if the Fund is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains, in a segregated account with its custodian, cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

The risks involved in writing put options include the chance that a closing transaction cannot be affected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Currently, writing covered put options is not a principal investment strategy of the Fund.

OPTIONS TRANSACTIONS GENERALLY. Options transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may have that option exercised at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; there may be imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market-imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts, and securities markets and the Investment Adviser's ability to select the proper time, type, and duration of the options.

By writing options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. The Fund also may seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurs, the option could be exercised and the underlying security would then be sold to the Fund at a price higher than its then-current market value. The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid, which would represent a realized loss to the Fund. When writing put options, the Fund is required to segregate cash and/or liquid securities to meet its obligations. When writing call options, the Fund is required to own the underlying financial instrument or segregate with its custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions, or to achieve its investment objective may be impaired.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

It is the present intention of the Investment Adviser not to commit greater than 30% of the Fund's net assets to option strategies.

BORROWING. The Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund may pledge its assets in connection with borrowings. While the Fund's borrowings exceed 5% of its total assets, it will not purchase additional portfolio securities.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes the Fund to risks, including the risk that a borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. Government obligations, with the Fund's custodian in an amount equal to or greater than the market value of the loaned securities. The Fund will limit loans of its portfolio securities to no more than 30% of the Fund's total assets.

For lending its securities, the Fund receives from the borrower one or more of (a) negotiated loan fees, and/or (b) interest on cash or securities used as collateral, or interest on short-term debt securities purchased with such collateral (either type of interest may be shared with the borrower). The Fund may also pay fees to placing brokers as well as to the custodian and administrator in connection with loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities in time to vote on any important matter.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities. In addition, a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund also might have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. In addition, such securities could become illiquid if, for a time, qualified institutional buyers become unavailable, and if such securities become illiquid, they would be counted as illiquid when determining the limit on illiquid securities held in the Fund's portfolio.

         QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large (or by an exceptionally stable) margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

STANDARD & POOR'S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

aaa - An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue that is rated a is considered to be an upper-medium grade preferred stock. Although risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR'S

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

                             INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions. These restrictions may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. The Fund shall not:

    1 Underwrite the securities of other issuers, except that the Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

    2. Purchase or sell real estate or interests in real estate, but the Fund may purchase marketable securities of companies holding real estate or interests in real estate.

    3. Purchase or sell commodities or commodity contracts, including futures contracts, except that the Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

    4. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of the Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the Fund's total assets.

    5. Purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

    6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase portfolio securities.

    7. Purchase or sell puts and calls on securities, except that the Fund may purchase and sell puts and calls on stocks and stock indices.

    8.   Make short sales of securities.

    9. Participate on a joint or joint-and-several basis in any securities trading account.

    10. Purchase the securities of any other investment company except in compliance with the 1940 Act.

The Fund shall not issue senior securities, except as permitted by its investment objective, policies, and restrictions, and except as permitted by the 1940 Act.

With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above a fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction if the excess is a result of an increase in market value. An excess that results immediately and directly from the acquisition of any security or the action taken will be a violation of any stated percentage limitation.

                              TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust. The Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request from the Trust. Pursuant to the Declaration of Trust, the Trustees have elected officers, including a president, secretary, and treasurer. Under the Declaration of Trust, the Board of Trustees retains the power to conduct, operate, and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. Following is a list of the Trustees and officers of the Trust and their compensation from the Trust for the fiscal year ended December 31, 2000.

                                                  YEAR OF      POSITION HELD                              TOTAL
NAME                                               BIRTH       WITH THE TRUST                             COMPENSATION**
----                                               -----       --------------                             --------------
Kevin M. Landis*.............................      1961        Trustee/President                          N/A
Michael T. Lynch.............................      1961        Trustee                                    $50,000***
Jerry Wong...................................      1951        Trustee                                    $50,000***
Yakoub Bellawala.............................      1965        Treasurer                                  N/A
Omar Billawala...............................      1961        Secretary                                  N/A
William Beston...............................      1967        Assistant Treasurer                        N/A
Julie Tedesco................................      1957        Assistant Secretary                        N/A
Sheila Twible................................      1957        Assistant Treasurer                        N/A

------------------
*Kevin M. Landis is an affiliated person of the Investment Adviser and is an interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
** The Trust does not maintain pension or retirement plans.
*** During the fiscal year ended December 31, 2000, the Trust adopted the Firsthand Funds' deferred compensation plan. Under the plan, each independent trustee may elect to defer some or all of his fees for a period of at least two years from the date of the deferral.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

KEVIN M. LANDIS, 125 South Market, Suite 1200, San Jose, CA 95113, is President of Firsthand Capital Management, Inc. and has been a portfolio manager with Firsthand Capital Management, Inc. since 1994.

MICHAEL T. LYNCH, 1100 Olive Way, Suite 1270, Seattle, WA 98101, is currently Vice President of Sales and Business Development at Picture IQ Corporation (a manufacturer of digital imaging software). Mr. Lynch served as a Product Manager for Iomega Corp. (a manufacturer of computer peripherals) from 1995 through 1999.

JERRY WONG, 999 Baker Way, Suite 200, San Mateo, CA 94404, is currently Vice President of Finance and Executive Vice President of U.S. Operations of Poet Holdings, Inc. (a manufacturer of software). Mr. Wong has been with Poet Holdings, Inc. since 1995.

YAKOUB BELLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Vice President of Business Development of Firsthand Capital Management, Inc. He was previously the Database Marketing Manager for Silicon Graphics, Inc. (a manufacturer of computers) from 1995 through 1996.

OMAR BILLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Chief Operating Officer of Firsthand Capital Management, Inc. Prior to that, he was an associate at the law firm of Paul Hastings, Janofsky & Walker LLP from 1997 to 1999.

WILLIAM BESTON, 225 Franklin Street, Boston, MA 02110, has been a Vice President at State Street Bank and Trust Company from June 1996 to the present. Prior to that, he was a manager at Coopers & Lybrand from 1989-1996.

JULIE TEDESCO, 225 Franklin Street, Boston, MA 02110, is a Vice President and Associate Counsel at State Street Bank and Trust Company. From 1994 to January, 2000, she was Counsel at First Data Investor Services Group, Inc., which is a third-party mutual fund administrator.

SHEILA TWIBLE, 225 Franklin Street, Boston, MA 02110, has been a Director of Fund Administration at State Street Bank and Trust Company from 1992 to the present.

                                 CODES OF ETHICS

The Trust, its Investment Adviser, and its principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities that may be purchased or held by the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, is registered as an investment adviser with the Securities and Exchange Commission under the 1940 Act. The Investment Adviser is controlled by Kevin M. Landis. Prior to September 1999, the Investment Adviser was named Interactive Research Advisers, Inc.

Under the terms of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser, the Investment Adviser shall provide the Fund with investment research, advice, management, and supervision and shall manage the investment and reinvestment of the assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

Pursuant to the Advisory Agreement, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and/or, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

By its terms, the Advisory Agreement remains in force for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the

Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The Board of Trustees of the Trust has approved an Administration Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's books of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

Pursuant to the Administration Agreement, the Fund pays to the Investment Adviser, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Administration Agreement may be terminated by the Trust at any time, on 60 days' written notice to the Investment Adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

                                 THE UNDERWRITER

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, CO 80202, serves as principal underwriter for the Trust pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that it will continue in effect for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated on 60 days' notice, without the payment of any penalty, by the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Underwriter. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                             SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

The Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Selecting a broker-dealer in recognition of services or products other than transaction execution is known as paying for those services or products with "soft dollars." The Investment Adviser will make decisions involving the research and investment services provided by the brokerage houses in a manner that satisfies the requirements of the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment Adviser's other investment accounts. The Fund may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the "third market" (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these transactions.

                               PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and could reduce the Fund's returns. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate. The turnover for the Fund is not expected to exceed 100% annually.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

PURCHASE OF SHARES. Properly completed orders for shares that are received by the Trust prior to the close of business on the New York Stock Exchange (the "NYSE") are priced at the net asset value per share computed as of the close of the regular session of trading on the NYSE on that day. Properly completed orders received after the close of the NYSE, or on a day the NYSE is not open for trading, are priced at the net asset value at the close of the NYSE on the next day on which the NYSE is open for trading.

As stated in the Prospectus for the Fund dated __________, 2001 under the "Orders through Your Broker" section, the Trust has authorized brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A customer order placed through an authorized broker or the broker's authorized designee will be priced at the Fund's net asset value next computed after the order is accepted by the broker or the broker's designee.

REDEMPTION OF SHARES. The right of redemption may not be suspended, or the payment of a redemption may not be postponed, for more than seven calendar days after the receipt of a shareholder's redemption request is made in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus, except (a) for any period during which the NYSE is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (b) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (c) for any other period that the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

When a redemption is requested, the Trust will redeem all or any portion of your shares of the Fund in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus.

CALCULATION OF SHARE PRICE. The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays, and the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. Because the Fund may have portfolio securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. For a description of the methods used to determine the share price, see "Pricing of Fund Shares" in the Prospectus.

                                      TAXES

The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to their business of investing in such stock, securities or currencies;

(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As regulated investment companies, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, the Fund intends to make distributions in accordance with these distribution requirements.

In view of the Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of the Fund's gross income. Distributions by the Fund of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of the Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

Because the Fund may invest in securities of foreign companies, the Fund may be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by its shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election, and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.

Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, exchange, redemption, or repurchase of shares of the Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Fund which he or she has held for less than six months and on which he or she has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Fund.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all federal tax consequences applicable to an investment in the Fund. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Fund.

                       HISTORICAL PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:


                      P(1+T)(to the power of n)= ERV

Where:

P       =  a hypothetical initial payment of $1,000
T       =  average annual total return
n       =  number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods of the Fund's existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may calculate performance using any other historical measure of performance (not subject to any prescribed method of computation). A nonstandardized quotation may also indicate average annual compounded rate of return over periods other than those specified for average annual total return. The average annual total returns for nonstandardized reporting years (the 2-, 3-, and 4-year periods) are calculated using the same formula provided above for the average annual total return quotations.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Funds.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers, and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices, and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

Both Morningstar Principia Pro and Lipper Mutual Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Morningstar, Inc. or by Lipper Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index, the Value Line Composite Index, and the Lipper Science & Technology Fund Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the Exchange. The Russell 2000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the investable U.S. equity market). The NASDAQ Composite Index is an unmanaged index that averages the trading prices of more than almost 5,000 domestic companies. The Value Line Composite Index is an unmanaged equal-weighted index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement. The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invests at least 65% of their equity portfolios in science and technology stocks.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate their performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                                    CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian for the Fund's investments. State Street acts as the Fund's depository, safe-keeps the portfolio securities, collects all income and other payments with respect to the Fund, disburses funds as instructed, and maintains records in connection with its duties.

                           LEGAL COUNSEL AND AUDITORS

The law firm of Morrison & Foerster LLP, 2000 Pennsylvania Avenue, NW, Washington, DC 20006, acts as legal counsel for the Trust and the Trust's independent Trustees.

The firm of [firm name and address], is the Trust's independent auditor. [ ] performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

                       STATE STREET BANK AND TRUST COMPANY

State Street is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares, and act as dividend and distribution disbursing agent. State Street also provides sub-administrative services to the Fund, calculates daily net asset value per share, and maintains such books and records as are necessary to enable State Street to perform its duties. For the performance of these services, the Investment Adviser (not the Fund) pays State Street (1) a fee for sub-administrative services at the annual rate of 0.03% of the first $1 billion of the Trust's average daily net assets, 0.025% of the next $1 billion of the Trust's average daily net assets, 0.02% of the next $1 billion of the Trust's average daily net assets, 0.015% of the next $2 billion of the Trust's average daily net assets, and 0.010% of the average daily net assets of the Trust thereafter; (2) a fee for transfer agency and shareholder services at the annual rate of 0.02% of the Trust's average daily net assets; and (3) a fee for accounting and pricing services at the annual rate of 0.0125% of the first $1 billion of the Trust's average daily net assets, 0.01% of the next $1 billion of the Trust's average daily net assets, 0.005% of the next $1 billion of the Trust's average daily net assets, and 0.0025% of the Trust's average daily net assets thereafter.

                              FINANCIAL STATEMENTS

Because the Fund has not yet commenced operations as of the date of this SAI, financial statements are not available.

                                 FIRSTHAND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2001

                                 HEALTHCARE FUND

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Funds dated __________, 2001, as may be amended. A copy of the Prospectus can be obtained by writing to Firsthand Funds at P.O. Box 8356, Boston, MA 02266-8356, or by calling Firsthand Funds toll-free at 1.888.884.2675.

                                TABLE OF CONTENTS

THE TRUST...................................................................
DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS .............................
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS ....................
INVESTMENT RESTRICTIONS.....................................................
TRUSTEES AND OFFICERS.......................................................
CODES OF ETHICS.............................................................
INVESTMENT ADVISORY AND OTHER SERVICES .....................................
THE UNDERWRITER ............................................................
SECURITIES TRANSACTIONS ....................................................
PORTFOLIO TURNOVER .........................................................
PURCHASE, REDEMPTION, AND PRICING OF SHARES ................................
TAXES ......................................................................
CUSTODIAN ..................................................................
LEGAL COUNSEL AND AUDITORS .................................................
STATE STREET BANK AND TRUST COMPANY.........................................
FINANCIAL STATEMENTS  ......................................................

                                    THE TRUST

Firsthand Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on November 8, 1993, and offers shares of [number] series. Prior to May 1, 1998, the name of the Trust was Interactive Investments Trust. This SAI pertains to the Healthcare Fund. The Fund is a non-diversified series and has its own investment objective and policies.

The shares of each series of Firsthand Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by individual Funds, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund. Each share of the Fund is entitled to its pro rata portion of such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of the Fund, the shareholders of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees who allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

                 DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below.

MAJORITY. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Trust (or the Fund) means the lesser of (a) two-thirds or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Trust (or the Fund).

DEBT SECURITIES. The Fund may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Firsthand Capital Management, Inc., the Fund's investment adviser (the "Investment Adviser"), offer long-term capital appreciation possibilities because of the timing of such investments. The Fund intends that no more than 35% of its total assets will be comprised of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if the Fund invests in the debt obligations described above, such investments will generally be made when the Investment Adviser expects that prevailing interest rates will be falling, and will generally be sold when the Investment Adviser expects interest rates to rise.

The Fund's investments in debt securities will consist solely of investment-grade securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities that the Investment Adviser determines are of investment-grade quality. While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Investment Adviser's assessment of the most opportune time for sale.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, and these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion, and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the custodian or in the Federal Reserve Book Entry System.

MONEY MARKET FUNDS. The Fund may, under certain circumstances, invest a portion of its assets in money market investment companies. The 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts the Fund's investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market investment company involves payment by the Fund of its pro rata share of fees paid by such investment company, which are in addition to the Fund's own advisory and administrative fees.

WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment in the warrant).

FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements that are comparable to those that are applicable to U.S. companies. There may be less governmental supervision of foreign securities markets and the brokers and issuers of foreign securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than those in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments, expropriation or nationalization of assets, restrictions on foreign investments and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and the difficulty of enforcing legal rights outside the United States.

WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time before a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the appropriate clearing agency and the exchanges on which the option is traded.

The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, although the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, the call writer has retained the risk of loss should the price of the underlying security decline. Currently, writing covered call options is not a principal investment strategy of the Fund.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if the Fund is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains, in a segregated account with its custodian, cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

The risks involved in writing put options include the chance that a closing transaction cannot be affected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Currently, writing covered put options is not a principal investment strategy of the Fund.

OPTIONS TRANSACTIONS GENERALLY. Options transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may have that option exercised at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; there may be imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market-imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts, and securities markets and the Investment Adviser's ability to select the proper time, type, and duration of the options.

By writing options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. The Fund also may seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurs, the option could be exercised and the underlying security would then be sold to the Fund at a price higher than its then-current market value. The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid, which would represent a realized loss to the Fund. When writing put options, the Fund is required to segregate cash and/or liquid securities to meet its obligations. When writing call options, the Fund is required to own the underlying financial instrument or segregate with its custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions, or to achieve its investment objective may be impaired.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

It is the present intention of the Investment Adviser not to commit greater than 30% of the Fund's net assets to option strategies.

BORROWING. The Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund may pledge its assets in connection with borrowings. While the Fund's borrowings exceed 5% of its total assets, it will not purchase additional portfolio securities.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes the Fund to risks, including the risk that a borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. Government obligations, with the Fund's custodian in an amount equal to or greater than the market value of the loaned securities. The Fund will limit loans of its portfolio securities to no more than 30% of the Fund's total assets.

For lending its securities, the Fund receives from the borrower one or more of
(a) negotiated loan fees, and/or (b) interest on cash or securities used as collateral, or interest on short-term debt securities purchased with such collateral (either type of interest may be shared with the borrower). The Fund may also pay fees to placing brokers as well as to the custodian and administrator in connection with loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities in time to vote on any important matter.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities. In addition, a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund also might have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. In addition, such securities could become illiquid if, for a time, qualified institutional buyers become unavailable, and if such securities become illiquid, they would be counted as illiquid when determining the limit on illiquid securities held in the Fund's portfolio.

         QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large (or by an exceptionally stable) margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

STANDARD & POOR'S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

aaa - An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue that is rated a is considered to be an upper-medium grade preferred stock. Although risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR'S

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

                             INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions. These restrictions may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. The Fund shall not:

   1. Underwrite the securities of other issuers, except that the Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

   2. Purchase or sell real estate or interests in real estate, but the Fund may purchase marketable securities of companies holding real estate or interests in real estate.

   3. Purchase or sell commodities or commodity contracts, including futures contracts, except that the Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

   4. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of the Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the Fund's total assets.

   5. Purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

   6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase portfolio securities.

   7. Purchase or sell puts and calls on securities, except that the Fund may purchase and sell puts and calls on stocks and stock indices.

   8.    Make short sales of securities.

   9. Participate on a joint or joint-and-several basis in any securities trading account.

  10. Purchase the securities of any other investment company except in compliance with the 1940 Act.

The Fund shall not issue senior securities, except as permitted by its investment objective, policies, and restrictions, and except as permitted by the 1940 Act.

With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above a fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction if the excess is a result of an increase in market value. An excess that results immediately and directly from the acquisition of any security or the action taken will be a violation of any stated percentage limitation.

                              TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust. The Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request from the Trust. Pursuant to the Declaration of Trust, the Trustees have elected officers, including a president, secretary, and treasurer. Under the Declaration of Trust, the Board of Trustees retains the power to conduct, operate, and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. Following is a list of the Trustees and officers of the Trust and their compensation from the Trust for the fiscal year ended December 31, 2000.

                                                  YEAR OF      POSITION HELD              TOTAL
NAME                                               BIRTH       WITH THE TRUST         COMPENSATION**
----                                               -----       --------------         --------------
Kevin M. Landis*.............................      1961        Trustee/President         N/A
Michael T. Lynch.............................      1961        Trustee                   $50,000***
Jerry Wong...................................      1951        Trustee                   $50,000***
Yakoub Bellawala.............................      1965        Treasurer                 N/A
Omar Billawala...............................      1961        Secretary                 N/A
William Beston...............................      1967        Assistant Treasurer       N/A
Julie Tedesco................................      1957        Assistant Secretary       N/A
Sheila Twible................................      1957        Assistant Treasurer       N/A
------------------

*Kevin M. Landis is an affiliated person of the Investment Adviser and is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

** The Trust does not maintain pension or retirement plans.

*** During the fiscal year ended December 31, 2000, the Trust adopted the Firsthand Funds' deferred compensation plan. Under the plan, each independent trustee may elect to defer some or all of his fees for a period of at least two years from the date of the deferral.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

KEVIN M. LANDIS, 125 South Market, Suite 1200, San Jose, CA 95113, is President of Firsthand Capital Management, Inc. and has been a portfolio manager with Firsthand Capital Management, Inc. since 1994.

MICHAEL T. LYNCH, 1100 Olive Way, Suite 1270, Seattle, WA 98101, is currently Vice President of Sales and Business Development at Picture IQ Corporation (a manufacturer of digital imaging software). Mr. Lynch served as a Product Manager for Iomega Corp. (a manufacturer of computer peripherals) from 1995 through 1999.

JERRY WONG, 999 Baker Way, Suite 200, San Mateo, CA 94404, is currently Vice President of Finance and Executive Vice President of U.S. Operations of Poet Holdings, Inc. (a manufacturer of software). Mr. Wong has been with Poet Holdings, Inc. since 1995.

YAKOUB BELLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Vice President of Business Development of Firsthand Capital Management, Inc. He was previously the Database Marketing Manager for Silicon Graphics, Inc. (a manufacturer of computers) from 1995 through 1996.

OMAR BILLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Chief Operating Officer of Firsthand Capital Management, Inc. Prior to that, he was an associate at the law firm of Paul Hastings, Janofsky & Walker LLP from 1997 to 1999.

WILLIAM BESTON, 225 Franklin Street, Boston, MA 02110, has been a Vice President at State Street Bank and Trust Company from June 1996 to the present. Prior to that, he was a manager at Coopers & Lybrand from 1989-1996.

JULIE TEDESCO, 225 Franklin Street, Boston, MA 02110, is a Vice President and Associate Counsel at State Street Bank and Trust Company. From 1994 to January, 2000, she was Counsel at First Data Investor Services Group, Inc., which is a third-party mutual fund administrator.

SHEILA TWIBLE, 225 Franklin Street, Boston, MA 02110, has been a Director of Fund Administration at State Street Bank and Trust Company from 1992 to the present.

                                 CODES OF ETHICS

The Trust, its Investment Adviser, and its principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities that may be purchased or held by the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, is registered as an investment adviser with the Securities and Exchange Commission under the 1940 Act. The Investment Adviser is controlled by Kevin M. Landis. Prior to September 1999, the Investment Adviser was named Interactive Research Advisers, Inc.

Under the terms of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser, the Investment Adviser shall provide the Fund with investment research, advice, management, and supervision and shall manage the investment and reinvestment of the assets of the Fund consistent with the Fund's investment objective, policies, and limitations.

Pursuant to the Advisory Agreement, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and/or, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

By its terms, the Advisory Agreement remains in force for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the

Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The Board of Trustees of the Trust has approved an Administration Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's books of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

Pursuant to the Administration Agreement, the Fund pays to the Investment Adviser, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Administration Agreement may be terminated by the Trust at any time, on 60 days' written notice to the Investment Adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

                                 THE UNDERWRITER

ALPS Distributors, Inc. (the "Underwriter"), 370 17th Street, Suite 3100, Denver, CO 80202, serves as principal underwriter for the Trust pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that it will continue in effect for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated on 60 days' notice, without the payment of any penalty, by the Board of Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Underwriter. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                             SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

The Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Selecting a broker-dealer in recognition of services or products other than transaction execution is known as paying for those services or products with "soft dollars." The Investment Adviser will make decisions involving the research and investment services provided by the brokerage houses in a manner that satisfies the requirements of the "safe harbor" provided by
Section 28(e) of the Securities Exchange Act of 1934. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment Adviser's other investment accounts. The Fund may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the "third market" (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these transactions.

                               PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and could reduce the Fund's returns. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate. The turnover for the Fund is not expected to exceed 100% annually.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

PURCHASE OF SHARES. Properly completed orders for shares that are received by the Trust prior to the close of business on the New York Stock Exchange (the "NYSE") are priced at the net asset value per share computed as of the close of the regular session of trading on the NYSE on that day. Properly completed orders received after the close of the NYSE, or on a day the NYSE is not open for trading, are priced at the net asset value at the close of the NYSE on the next day on which the NYSE is open for trading.

As stated in the Prospectus for the Fund dated __________, 2001 under the "Orders through Your Broker" section, the Trust has authorized brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A customer order placed through an authorized broker or the broker's authorized designee will be priced at the Fund's net asset value next computed after the order is accepted by the broker or the broker's designee.

REDEMPTION OF SHARES. The right of redemption may not be suspended, or the payment of a redemption may not be postponed, for more than seven calendar days after the receipt of a shareholder's redemption request is made in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus, except (a) for any period during which the NYSE is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (b) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (c) for any other period that the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

When a redemption is requested, the Trust will redeem all or any portion of your shares of the Fund in accordance with the procedures set forth in the "Exchanging and Selling Shares" section of the Prospectus.

CALCULATION OF SHARE PRICE. The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays, and the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. Because the Fund may have portfolio securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. For a description of the methods used to determine the share price, see "Pricing of Fund Shares" in the Prospectus.

                                      TAXES

The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to their business of investing in such stock, securities or currencies;

(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As regulated investment companies, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, the Fund intends to make distributions in accordance with these distribution requirements.

In view of the Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of the Fund's gross income. Distributions by the Fund of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of the Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

Because the Fund may invest in securities of foreign companies, the Fund may be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by its shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election, and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.

Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, exchange, redemption, or repurchase of shares of the Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Fund which he or she has held for less than six months and on which he or she has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Fund.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all federal tax consequences applicable to an investment in the Fund. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Fund.

                       HISTORICAL PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:


                      P(1+T)(to the power of n)= ERV

Where:

P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
n    =  number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods of the Fund's existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may calculate performance using any other historical measure of performance (not subject to any prescribed method of computation). A nonstandardized quotation may also indicate average annual compounded rate of return over periods other than those specified for average annual total return. The average annual total returns for nonstandardized reporting years (the 2-, 3-, and 4-year periods) are calculated using the same formula provided above for the average annual total return quotations.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Funds.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers, and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices, and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

Both Morningstar Principia Pro and Lipper Mutual Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Morningstar, Inc. or by Lipper Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index, the Value Line Composite Index, and the Lipper Science & Technology Fund Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the Exchange. The Russell 2000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the investable U.S. equity market). The NASDAQ Composite Index is an unmanaged index that averages the trading prices of more than almost 5,000 domestic companies. The Value Line Composite Index is an unmanaged equal-weighted index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement. The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invests at least 65% of their equity portfolios in science and technology stocks.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate their performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                                    CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian for the Fund's investments. State Street acts as the Fund's depository, safe-keeps the portfolio securities, collects all income and other payments with respect to the Fund, disburses funds as instructed, and maintains records in connection with its duties.

                           LEGAL COUNSEL AND AUDITORS

The law firm of Morrison & Foerster LLP, 2000 Pennsylvania Avenue, NW, Washington, DC 20006, acts as legal counsel for the Trust and the Trust's independent Trustees.

The firm of [firm name and address], is the Trust's independent auditor. [ ] performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

                       STATE STREET BANK AND TRUST COMPANY

State Street is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares, and act as dividend and distribution disbursing agent. State Street also provides sub-administrative services to the Fund, calculates daily net asset value per share, and maintains such books and records as are necessary to enable State Street to perform its duties. For the performance of these services, the Investment Adviser (not the Fund) pays State Street (1) a fee for sub-administrative services at the annual rate of 0.03% of the first $1 billion of the Trust's average daily net assets, 0.025% of the next $1 billion of the Trust's average daily net assets, 0.02% of the next $1 billion of the Trust's average daily net assets, 0.015% of the next $2 billion of the Trust's average daily net assets, and 0.010% of the average daily net assets of the Trust thereafter; (2) a fee for transfer agency and shareholder services at the annual rate of 0.02% of the Trust's average daily net assets; and (3) a fee for accounting and pricing services at the annual rate of 0.0125% of the first $1 billion of the Trust's average daily net assets, 0.01% of the next $1 billion of the Trust's average daily net assets, 0.005% of the next $1 billion of the Trust's average daily net assets, and 0.0025% of the Trust's average daily net assets thereafter.

                              FINANCIAL STATEMENTS

Because the Fund has not yet commenced operations as of the date of this SAI, financial statements are not available.

--------------------------------------------------------------------------------

                                     PART C


                                Other Information


--------------------------------------------------------------------------------

PART C

Other Information
------------------------------------------------------------------------

Firsthand Funds

Form N-1A

Part C

Item 23.  Exhibits.

(a)    Declaration of Trust.
       (i)    Declaration of Trust - Incorporated by reference to Post-Effective Amendment
              No. 7 to the Registrant's Registration Statement as filed with the Securities and Exchange Commission (the "SEC") on May 11, 1999 ("Post-Effective
              Amendment No. 7").
       (ii)   Amendments to Declaration of Trust as adopted on February 14, 1998 -
              Incorporated by reference to Post-Effective Amendment No. 7.
(b)    Bylaws.
       (i)    By-Laws - Incorporated by reference to Post-Effective Amendment No. 7.
       (ii)   Amendments to By-Laws as adopted on February 14, 1998 - Incorporated by reference to Post-Effective Amendment No. 7.
(c)    Instruments Defining Rights of Security Holders - Incorporated by
       reference to the Declaration of Trust and By-Laws.
(d)    Form of Investment Advisory Agreement - Incorporated by reference to Post-Effective
       Amendment No. 10 to the Registrant's Registration Statement as filed with the SEC on September 30, 1999 ("Post-Effective Amendment No. 10").
(e)    Distribution Agreement with ALPS Mutual Funds Services, Inc. - Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration
       Statement as filed with the SEC on August 18, 2000 ("Post-Effective Amendment No.
       14").
(f)    Bonus or Profit Sharing Contracts - Not Applicable.
(g)    Custody Agreement with State Street Bank and Trust Company - Incorporated by reference to Post-Effective Amendment No. 14.
(h)    Other Material Contracts.
       (i)    Form of Administration Agreement with Firsthand Capital Management, Inc. -
              Incorporated by reference to Post-Effective Amendment No. 12. to the
              Registrant's Registration Statement as filed with the SEC on April 28, 2000
              ("Post-Effective Amendment No. 12").
       (ii)   Transfer Agency and Service Agreement with State Street Bank and Trust
              Company, dated March 15, 2000 - Incorporated by reference to Post-Effective
              Amendment No. 12.
       (iii)  Administration Agreement between Firsthand Capital Management, Inc. and State
              Street Bank and Trust Company, dated April 30, 2000 - Incorporated by reference to Post-Effective Amendment No. 12.
       (iv)   Investment Accounting Agreement with State Street Bank and Trust Company, dated April 30, 2000 - Incorporated by reference to Post-Effective Amendment
              No. 12.

(i)    Legal Opinion - Not Applicable.
(j)    Other Opinions - Not Applicable.
(k)    Omitted Financial Statements - Not Applicable.
(l)    Agreement Relating to Initial Capital - Incorporated by reference to
       Registration Statement on Form N-1A.
(m)    Rule 12b-1 Plan - Not Applicable.
(n)    Rule 18f-3 Plan - Not Applicable.
(p)    Codes of Ethics.
       (i)    Amended and Restated Code of Ethics for Firsthand
              Funds and Firsthand Capital Management, Inc.
              dated May 12, 2001 - Filed herewith.
       (ii)   Code of Ethics for ALPS Mutual Funds Services, Inc., dated May 1999 and revised March 1, 2000 - Incorporated by reference to Post-Effective Amendment
              No. 12.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Firsthand Funds (formerly known as Interactive Investments) (the "Trust") pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities
Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Advisory Agreement, the Administration Agreement and the Underwriting Agreement that are substantially identical to those in the Declaration of Trust noted above.

The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Trust, its Trustees and officers, and its Investment Adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of the Investment Adviser.

Not Applicable.

Item 27.  Principal Underwriters.

(a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, Holland Balanced Fund, and Financial Investors Variable Insurance Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

------------------------------------------------------------------------------------------------------------

                                      Positions and Offices with Registrant  Positions and Offices with
Name and Principal                                                           Underwriter
Business Address*
------------------------------------------------------------------------------------------------------------
W. Robert Alexander                   None                                   Chairman, Chief Executive
                                                                             Officer and Secretary
------------------------------------------------------------------------------------------------------------
Thomas A. Carter                      None                                   Chief Financial Officer
------------------------------------------------------------------------------------------------------------
Edmund J. Burke                       None                                   President and Director
------------------------------------------------------------------------------------------------------------
Russell C. Burk                       None                                   General Counsel
------------------------------------------------------------------------------------------------------------
Jeremy O. May                         None                                   Vice President
------------------------------------------------------------------------------------------------------------
Rick A. Pederson                      None                                   Director
------------------------------------------------------------------------------------------------------------
Chris Woessner                        None                                   Director
------------------------------------------------------------------------------------------------------------

-----------------------
*All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

(c)    Not Applicable.

Item 28.  Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules promulgated thereunder, will be maintained as follows:

For the Investment Adviser - 125 South Market, Suite 1200, San Jose, CA 95113;

For the Administrator - 125 South Market, Suite 1200, San Jose, CA 95113, and 225 Franklin St., Boston, MA 02111;

For Investment Accounting, Custody, and Transfer Agent - 225 Franklin St., Boston, MA 02111; and

For Distribution - 370 17th St., Suite 3100, Denver, CO 80202.

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 15th of June, 2001.

FIRSTHAND FUNDS

By:      /s/ Kevin Landis
         ---------------------------
         Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Michael Lynch*
--------------
Michael Lynch                       Trustee                                             June 15, 2001


Jerry Wong*
-----------
Jerry Wong                          Trustee                                             June 15, 2001


Kevin Landis*
-------------
Kevin Landis                        Chairman of the Board of Trustees                   June 15, 2001


Yakoub Bellawala*
-----------------
Yakoub Bellawala                    Treasurer                                           June 15, 2001

*By:     /s/ Kevin Landis
         ---------------------------
         Kevin Landis, attorney-in-fact pursuant to powers of attorney

FIRSTHAND FUNDS

PART C - EXHIBIT LIST FOR POST-EFFECTIVE AMENDMENT NO. 18
                  AS FILED ON JUNE 21, 2001

ITEMS

23 (p) (i)        Amended and Restated Code of Ethics for Firsthand Funds and
                  Firsthand Capital Management, Inc. dated May 12, 2001